Vanguard® Long-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
As of November 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.8%)
U.S. Government Securities (0.8%)
	United States Treasury Note/Bond	1.250%	8/15/31	17,809	17,528
	United States Treasury Note/Bond	1.375%	11/15/31	7,815	7,769
	United States Treasury Note/Bond	2.000%	11/15/41	4,942	5,066
	United States Treasury Note/Bond	2.000%	8/15/51	19,145	20,051
Total U.S. Government and Agency Obligations (Cost $50,091)					50,414
Corporate Bonds (98.7%)
Communications (13.2%)
	Activision Blizzard Inc.	4.500%	6/15/47	1,573	1,901
	Activision Blizzard Inc.	2.500%	9/15/50	2,494	2,172
	Alphabet Inc.	1.900%	8/15/40	2,408	2,207
	Alphabet Inc.	2.050%	8/15/50	5,641	5,115
	Alphabet Inc.	2.250%	8/15/60	4,233	3,858
	America Movil SAB de CV	6.375%	3/1/35	843	1,179
	America Movil SAB de CV	6.125%	11/15/37	964	1,320
	America Movil SAB de CV	6.125%	3/30/40	4,955	7,002
	America Movil SAB de CV	4.375%	7/16/42	3,395	4,093
	America Movil SAB de CV	4.375%	4/22/49	3,335	4,152
	AT&T Inc.	2.250%	2/1/32	5,900	5,690
	AT&T Inc.	2.550%	12/1/33	9,500	9,190
	AT&T Inc.	6.150%	9/15/34	628	822
	AT&T Inc.	4.500%	5/15/35	5,604	6,454
	AT&T Inc.	5.250%	3/1/37	3,150	3,901
	AT&T Inc.	4.900%	8/15/37	1,953	2,356
	AT&T Inc.	4.850%	3/1/39	3,182	3,814
	AT&T Inc.	6.000%	8/15/40	450	615
	AT&T Inc.	5.350%	9/1/40	2,143	2,705
	AT&T Inc.	6.375%	3/1/41	1,195	1,705
	AT&T Inc.	6.250%	3/29/41	467	650
	AT&T Inc.	3.500%	6/1/41	5,398	5,536
	AT&T Inc.	5.550%	8/15/41	1,821	2,378
	AT&T Inc.	5.150%	3/15/42	2,847	3,550
	AT&T Inc.	4.900%	6/15/42	2,682	3,269
	AT&T Inc.	4.300%	12/15/42	3,561	4,014
	AT&T Inc.	3.100%	2/1/43	4,650	4,488
	AT&T Inc.	4.650%	6/1/44	1,346	1,587
	AT&T Inc.	4.350%	6/15/45	2,448	2,784
	AT&T Inc.	4.850%	7/15/45	1,345	1,633
	AT&T Inc.	4.750%	5/15/46	3,748	4,558
[1]	AT&T Inc.	5.150%	11/15/46	1,376	1,759
	AT&T Inc.	5.650%	2/15/47	1,500	2,007

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AT&T Inc.	5.450%	3/1/47	899	1,193
	AT&T Inc.	4.500%	3/9/48	4,305	5,101
	AT&T Inc.	4.550%	3/9/49	2,984	3,555
	AT&T Inc.	5.150%	2/15/50	2,494	3,196
	AT&T Inc.	3.650%	6/1/51	6,625	6,875
	AT&T Inc.	3.300%	2/1/52	4,867	4,753
	AT&T Inc.	3.500%	9/15/53	17,001	17,172
	AT&T Inc.	3.550%	9/15/55	18,260	18,433
	AT&T Inc.	3.800%	12/1/57	15,174	15,854
	AT&T Inc.	3.650%	9/15/59	15,955	16,180
	AT&T Inc.	3.850%	6/1/60	2,740	2,872
	AT&T Inc.	3.500%	2/1/61	2,423	2,373
	Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/48	1,901	2,392
	Bell Telephone Co. of Canada or Bell Canada	4.300%	7/29/49	1,112	1,373
[1]	Bell Telephone Co. of Canada or Bell Canada	3.650%	3/17/51	480	538
[1]	Bell Telephone Co. of Canada or Bell Canada	3.200%	2/15/52	1,625	1,681
	Charter Communications Operating LLC	2.300%	2/1/32	2,520	2,381
	Charter Communications Operating LLC	6.384%	10/23/35	5,222	6,770
	Charter Communications Operating LLC	5.375%	4/1/38	1,720	2,066
	Charter Communications Operating LLC	3.500%	6/1/41	3,507	3,424
	Charter Communications Operating LLC	3.500%	3/1/42	2,891	2,798
	Charter Communications Operating LLC	6.484%	10/23/45	6,941	9,459
	Charter Communications Operating LLC	5.375%	5/1/47	5,640	6,789
	Charter Communications Operating LLC	5.750%	4/1/48	5,250	6,643
	Charter Communications Operating LLC	5.125%	7/1/49	3,424	4,023
	Charter Communications Operating LLC	4.800%	3/1/50	6,220	7,009
	Charter Communications Operating LLC	3.700%	4/1/51	4,622	4,503
	Charter Communications Operating LLC	3.900%	6/1/52	5,585	5,627
	Charter Communications Operating LLC	6.834%	10/23/55	1,538	2,269
	Charter Communications Operating LLC	3.850%	4/1/61	4,395	4,203
	Charter Communications Operating LLC	4.400%	12/1/61	3,450	3,603
	Charter Communications Operating LLC	3.950%	6/30/62	3,250	3,169
	Comcast Corp.	4.250%	1/15/33	2,881	3,369
	Comcast Corp.	7.050%	3/15/33	1,129	1,634
	Comcast Corp.	4.200%	8/15/34	2,625	3,082
	Comcast Corp.	5.650%	6/15/35	1,740	2,308
	Comcast Corp.	4.400%	8/15/35	1,408	1,673
	Comcast Corp.	6.500%	11/15/35	453	652
	Comcast Corp.	3.200%	7/15/36	2,141	2,283
	Comcast Corp.	6.450%	3/15/37	1,254	1,835
	Comcast Corp.	3.900%	3/1/38	3,266	3,718
	Comcast Corp.	4.600%	10/15/38	5,672	6,908
	Comcast Corp.	6.550%	7/1/39	230	350
	Comcast Corp.	3.250%	11/1/39	3,133	3,312
	Comcast Corp.	3.750%	4/1/40	3,610	4,050
	Comcast Corp.	4.650%	7/15/42	2,804	3,499
	Comcast Corp.	4.600%	8/15/45	2,101	2,644
	Comcast Corp.	3.400%	7/15/46	2,254	2,412
	Comcast Corp.	4.000%	8/15/47	3,522	4,095
	Comcast Corp.	3.969%	11/1/47	5,953	6,888
	Comcast Corp.	4.000%	3/1/48	2,664	3,097
	Comcast Corp.	4.700%	10/15/48	4,181	5,448
	Comcast Corp.	3.999%	11/1/49	4,068	4,747
	Comcast Corp.	3.450%	2/1/50	3,748	4,048
	Comcast Corp.	2.800%	1/15/51	2,052	1,984
[2]	Comcast Corp.	2.887%	11/1/51	11,370	11,184
	Comcast Corp.	2.450%	8/15/52	3,305	3,021
	Comcast Corp.	4.049%	11/1/52	2,621	3,125

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Comcast Corp.	2.937%	11/1/56	14,500	14,081
	Comcast Corp.	4.950%	10/15/58	2,691	3,788
	Comcast Corp.	2.650%	8/15/62	2,220	2,005
[2]	Comcast Corp.	2.987%	11/1/63	6,285	6,080
	Deutsche Telekom International Finance BV	9.250%	6/1/32	1,477	2,377
	Discovery Communications LLC	5.000%	9/20/37	1,087	1,307
	Discovery Communications LLC	6.350%	6/1/40	769	1,067
	Discovery Communications LLC	4.875%	4/1/43	1,548	1,861
	Discovery Communications LLC	5.200%	9/20/47	2,889	3,643
	Discovery Communications LLC	5.300%	5/15/49	2,105	2,679
	Discovery Communications LLC	4.650%	5/15/50	2,009	2,374
	Discovery Communications LLC	4.000%	9/15/55	4,740	5,065
	Electronic Arts Inc.	2.950%	2/15/51	870	841
	Fox Corp.	5.476%	1/25/39	2,808	3,620
	Fox Corp.	5.576%	1/25/49	3,207	4,395
	Grupo Televisa SAB	6.625%	1/15/40	2,211	3,043
	Grupo Televisa SAB	5.000%	5/13/45	2,384	2,867
	Grupo Televisa SAB	6.125%	1/31/46	1,475	2,030
	Grupo Televisa SAB	5.250%	5/24/49	1,875	2,404
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	850	898
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	1,296	1,832
	NBCUniversal Media LLC	4.450%	1/15/43	3,086	3,755
	Orange SA	5.375%	1/13/42	1,956	2,602
	Orange SA	5.500%	2/6/44	1,252	1,723
	Rogers Communications Inc.	7.500%	8/15/38	593	898
	Rogers Communications Inc.	4.500%	3/15/43	1,599	1,846
	Rogers Communications Inc.	5.450%	10/1/43	518	673
	Rogers Communications Inc.	5.000%	3/15/44	1,114	1,373
	Rogers Communications Inc.	4.300%	2/15/48	1,470	1,681
	Rogers Communications Inc.	4.350%	5/1/49	3,060	3,554
	Rogers Communications Inc.	3.700%	11/15/49	2,544	2,680
	Telefonica Emisiones SA	7.045%	6/20/36	4,894	7,025
	Telefonica Emisiones SA	4.665%	3/6/38	2,125	2,462
	Telefonica Emisiones SA	5.213%	3/8/47	5,138	6,435
	Telefonica Emisiones SA	4.895%	3/6/48	2,717	3,289
	Telefonica Emisiones SA	5.520%	3/1/49	2,215	2,891
	TELUS Corp.	4.600%	11/16/48	1,187	1,546
	TELUS Corp.	4.300%	6/15/49	862	1,066
	Thomson Reuters Corp.	5.500%	8/15/35	1,225	1,591
	Thomson Reuters Corp.	5.850%	4/15/40	452	636
	Thomson Reuters Corp.	5.650%	11/23/43	1,085	1,513
	Time Warner Cable LLC	6.550%	5/1/37	3,709	4,969
	Time Warner Cable LLC	7.300%	7/1/38	2,774	3,984
	Time Warner Cable LLC	6.750%	6/15/39	3,285	4,511
	Time Warner Cable LLC	5.875%	11/15/40	3,098	3,911
	Time Warner Cable LLC	5.500%	9/1/41	2,593	3,179
	Time Warner Cable LLC	4.500%	9/15/42	2,825	3,107
	Time Warner Entertainment Co. LP	8.375%	7/15/33	3,171	4,663
	T-Mobile USA Inc.	4.375%	4/15/40	5,172	5,878
	T-Mobile USA Inc.	3.000%	2/15/41	4,650	4,437
	T-Mobile USA Inc.	4.500%	4/15/50	6,330	7,444
	T-Mobile USA Inc.	3.300%	2/15/51	7,118	6,961
[2]	T-Mobile USA Inc.	3.400%	10/15/52	3,330	3,317
	T-Mobile USA Inc.	3.600%	11/15/60	3,075	3,060
[2]	T-Mobile USA Inc.	3.600%	11/15/60	2,050	2,040
[1]	TWDC Enterprises 18 Corp.	7.000%	3/1/32	1,598	2,269
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	960	1,159
[1]	TWDC Enterprises 18 Corp.	4.125%	12/1/41	996	1,189

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	TWDC Enterprises 18 Corp.	3.700%	12/1/42	1,480	1,676
[1]	TWDC Enterprises 18 Corp.	4.125%	6/1/44	1,485	1,776
[1]	TWDC Enterprises 18 Corp.	3.000%	7/30/46	794	826
[2]	Verizon Communications Inc.	2.355%	3/15/32	10,000	9,889
	Verizon Communications Inc.	4.500%	8/10/33	6,499	7,668
	Verizon Communications Inc.	6.400%	9/15/33	355	482
	Verizon Communications Inc.	4.400%	11/1/34	5,510	6,458
	Verizon Communications Inc.	5.850%	9/15/35	200	269
	Verizon Communications Inc.	4.272%	1/15/36	5,865	6,916
	Verizon Communications Inc.	5.250%	3/16/37	3,610	4,747
	Verizon Communications Inc.	4.812%	3/15/39	4,050	5,084
	Verizon Communications Inc.	2.650%	11/20/40	6,921	6,638
	Verizon Communications Inc.	3.400%	3/22/41	13,100	13,912
	Verizon Communications Inc.	2.850%	9/3/41	2,235	2,219
	Verizon Communications Inc.	3.850%	11/1/42	200	224
	Verizon Communications Inc.	6.550%	9/15/43	185	291
	Verizon Communications Inc.	4.125%	8/15/46	3,868	4,553
	Verizon Communications Inc.	4.862%	8/21/46	8,278	10,899
	Verizon Communications Inc.	5.500%	3/16/47	278	396
	Verizon Communications Inc.	4.522%	9/15/48	4,594	5,847
	Verizon Communications Inc.	4.000%	3/22/50	2,504	2,918
	Verizon Communications Inc.	2.875%	11/20/50	6,710	6,514
	Verizon Communications Inc.	3.550%	3/22/51	13,005	14,257
	Verizon Communications Inc.	2.987%	10/30/56	10,341	10,013
	Verizon Communications Inc.	3.000%	11/20/60	4,670	4,511
	Verizon Communications Inc.	3.700%	3/22/61	9,640	10,653
	ViacomCBS Inc.	4.200%	5/19/32	3,295	3,732
	ViacomCBS Inc.	5.500%	5/15/33	945	1,190
	ViacomCBS Inc.	6.875%	4/30/36	2,583	3,719
	ViacomCBS Inc.	5.900%	10/15/40	937	1,256
	ViacomCBS Inc.	4.850%	7/1/42	2,383	2,865
	ViacomCBS Inc.	4.375%	3/15/43	1,973	2,235
	ViacomCBS Inc.	5.850%	9/1/43	3,036	4,133
	ViacomCBS Inc.	5.250%	4/1/44	467	590
	ViacomCBS Inc.	4.900%	8/15/44	1,309	1,591
	ViacomCBS Inc.	4.600%	1/15/45	1,326	1,606
	ViacomCBS Inc.	4.950%	5/19/50	2,045	2,584
	Vodafone Group plc	6.250%	11/30/32	811	1,073
	Vodafone Group plc	6.150%	2/27/37	3,333	4,527
	Vodafone Group plc	5.000%	5/30/38	2,424	3,027
	Vodafone Group plc	4.375%	2/19/43	2,362	2,767
	Vodafone Group plc	5.250%	5/30/48	7,634	9,929
	Vodafone Group plc	4.875%	6/19/49	4,400	5,525
	Vodafone Group plc	4.250%	9/17/50	2,899	3,353
	Vodafone Group plc	5.125%	6/19/59	1,635	2,143
	Walt Disney Co.	6.550%	3/15/33	1,293	1,795
	Walt Disney Co.	6.200%	12/15/34	3,138	4,411
	Walt Disney Co.	6.400%	12/15/35	2,217	3,198
	Walt Disney Co.	6.150%	3/1/37	1,067	1,510
	Walt Disney Co.	6.650%	11/15/37	2,957	4,419
	Walt Disney Co.	4.625%	3/23/40	1,752	2,192
	Walt Disney Co.	3.500%	5/13/40	3,135	3,455
	Walt Disney Co.	6.150%	2/15/41	470	689
	Walt Disney Co.	5.400%	10/1/43	1,381	1,895
	Walt Disney Co.	4.750%	9/15/44	2,429	3,126
	Walt Disney Co.	4.950%	10/15/45	1,205	1,594
	Walt Disney Co.	7.750%	12/1/45	325	575
	Walt Disney Co.	4.750%	11/15/46	2,191	2,887

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Walt Disney Co.	2.750%	9/1/49	3,709	3,637
	Walt Disney Co.	4.700%	3/23/50	3,560	4,771
	Walt Disney Co.	3.600%	1/13/51	5,555	6,372
	Walt Disney Co.	3.800%	5/13/60	3,613	4,279
					809,967
Consumer Discretionary (5.6%)
	Alibaba Group Holding Ltd.	4.500%	11/28/34	1,141	1,314
	Alibaba Group Holding Ltd.	4.000%	12/6/37	2,938	3,204
	Alibaba Group Holding Ltd.	2.700%	2/9/41	100	93
	Alibaba Group Holding Ltd.	4.200%	12/6/47	5,555	6,308
	Alibaba Group Holding Ltd.	3.150%	2/9/51	3,650	3,488
	Alibaba Group Holding Ltd.	4.400%	12/6/57	2,355	2,767
	Alibaba Group Holding Ltd.	3.250%	2/9/61	1,435	1,377
	Amazon.com Inc.	4.800%	12/5/34	2,026	2,586
	Amazon.com Inc.	3.875%	8/22/37	6,969	8,215
	Amazon.com Inc.	2.875%	5/12/41	3,928	4,074
	Amazon.com Inc.	4.950%	12/5/44	3,876	5,303
	Amazon.com Inc.	4.050%	8/22/47	9,694	11,958
	Amazon.com Inc.	2.500%	6/3/50	3,047	2,936
	Amazon.com Inc.	3.100%	5/12/51	7,407	8,020
	Amazon.com Inc.	4.250%	8/22/57	5,665	7,365
	Amazon.com Inc.	2.700%	6/3/60	4,011	3,929
	Amazon.com Inc.	3.250%	5/12/61	4,630	5,106
[1]	American University	3.672%	4/1/49	1,161	1,372
	Aptiv plc	4.400%	10/1/46	315	376
	Aptiv plc	5.400%	3/15/49	877	1,194
	Aptiv plc	3.100%	12/1/51	1,000	970
	BorgWarner Inc.	4.375%	3/15/45	583	691
[1]	Brown University in Providence in the State of Rhode Island & Providence Plant	2.924%	9/1/50	1,015	1,144
[1]	California Endowment	2.498%	4/1/51	865	873
	California Institute of Technology	4.321%	8/1/45	745	985
	California Institute of Technology	4.700%	11/1/11	928	1,413
	California Institute of Technology	3.650%	9/1/19	1,145	1,372
	Cleveland Clinic Foundation	4.858%	1/1/14	903	1,393
	Darden Restaurants Inc.	4.550%	2/15/48	665	788
[1]	Duke University	2.682%	10/1/44	1,190	1,234
[1]	Duke University	2.832%	10/1/55	1,600	1,707
	eBay Inc.	4.000%	7/15/42	1,492	1,702
	eBay Inc.	3.650%	5/10/51	2,315	2,550
[1]	Emory University	2.969%	9/1/50	1,287	1,380
[1]	Ford Foundation	2.415%	6/1/50	250	244
[1]	Ford Foundation	2.815%	6/1/70	1,829	1,913
	General Motors Co.	5.000%	4/1/35	815	967
	General Motors Co.	6.600%	4/1/36	2,966	4,008
	General Motors Co.	5.150%	4/1/38	2,309	2,780
	General Motors Co.	6.250%	10/2/43	2,618	3,573
	General Motors Co.	5.200%	4/1/45	2,775	3,438
	General Motors Co.	6.750%	4/1/46	1,605	2,327
	General Motors Co.	5.400%	4/1/48	2,066	2,651
	General Motors Co.	5.950%	4/1/49	2,850	3,922
[1]	George Washington University	4.300%	9/15/44	915	1,172
	George Washington University	4.868%	9/15/45	837	1,147
[1]	George Washington University	4.126%	9/15/48	1,425	1,793
[1]	Georgetown University	4.315%	4/1/49	587	746
[1]	Georgetown University	2.943%	4/1/50	730	752
[1]	Georgetown University	5.215%	10/1/18	811	1,204
	Harley-Davidson Inc.	4.625%	7/28/45	1,283	1,407

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hasbro Inc.	6.350%	3/15/40	823	1,150
	Hasbro Inc.	5.100%	5/15/44	1,158	1,419
	Home Depot Inc.	5.875%	12/16/36	6,735	9,562
	Home Depot Inc.	3.300%	4/15/40	2,718	2,952
	Home Depot Inc.	5.400%	9/15/40	1,930	2,650
	Home Depot Inc.	5.950%	4/1/41	2,792	4,062
	Home Depot Inc.	4.200%	4/1/43	672	815
	Home Depot Inc.	4.875%	2/15/44	2,555	3,413
	Home Depot Inc.	4.400%	3/15/45	1,226	1,545
	Home Depot Inc.	4.250%	4/1/46	4,524	5,645
	Home Depot Inc.	3.900%	6/15/47	2,536	3,044
	Home Depot Inc.	4.500%	12/6/48	3,251	4,255
	Home Depot Inc.	3.125%	12/15/49	3,260	3,491
	Home Depot Inc.	3.350%	4/15/50	2,992	3,331
	Home Depot Inc.	2.375%	3/15/51	2,045	1,907
	Home Depot Inc.	2.750%	9/15/51	3,007	3,034
	Home Depot Inc.	3.500%	9/15/56	2,014	2,302
	JD.com Inc.	4.125%	1/14/50	695	752
[1]	Johns Hopkins University	4.083%	7/1/53	847	1,104
[1]	Johns Hopkins University	2.813%	1/1/60	865	890
	Kohl's Corp.	5.550%	7/17/45	1,025	1,233
	Lear Corp.	2.600%	1/15/32	725	715
	Lear Corp.	5.250%	5/15/49	1,515	1,914
	Lear Corp.	3.550%	1/15/52	725	718
	Leggett & Platt Inc.	3.500%	11/15/51	1,125	1,154
	Leland Stanford Junior University	3.647%	5/1/48	1,412	1,760
	Leland Stanford Junior University	2.413%	6/1/50	1,114	1,134
	Lowe's Cos. Inc.	5.500%	10/15/35	375	496
	Lowe's Cos. Inc.	5.000%	4/15/40	2,904	3,687
	Lowe's Cos. Inc.	2.800%	9/15/41	2,225	2,191
	Lowe's Cos. Inc.	4.650%	4/15/42	569	705
	Lowe's Cos. Inc.	4.250%	9/15/44	347	401
	Lowe's Cos. Inc.	4.375%	9/15/45	445	542
	Lowe's Cos. Inc.	3.700%	4/15/46	1,750	1,949
	Lowe's Cos. Inc.	4.050%	5/3/47	1,870	2,190
	Lowe's Cos. Inc.	4.550%	4/5/49	2,265	2,892
	Lowe's Cos. Inc.	5.125%	4/15/50	479	662
	Lowe's Cos. Inc.	3.000%	10/15/50	4,383	4,417
	Lowe's Cos. Inc.	3.500%	4/1/51	1,705	1,870
[1]	Marriott International Inc.	3.500%	10/15/32	2,600	2,731
[1]	Marriott International Inc.	2.750%	10/15/33	1,707	1,662
	Masco Corp.	4.500%	5/15/47	878	1,074
	Masco Corp.	3.125%	2/15/51	750	761
[1]	Massachusetts Institute of Technology	3.959%	7/1/38	1,085	1,300
[1]	Massachusetts Institute of Technology	2.989%	7/1/50	995	1,126
[1]	Massachusetts Institute of Technology	2.294%	7/1/51	592	581
	Massachusetts Institute of Technology	5.600%	7/1/11	1,281	2,396
	Massachusetts Institute of Technology	4.678%	7/1/14	1,510	2,361
	Massachusetts Institute of Technology	3.885%	7/1/16	1,295	1,689
[1]	McDonald's Corp.	4.700%	12/9/35	3,130	3,845
[1]	McDonald's Corp.	6.300%	10/15/37	1,754	2,503
[1]	McDonald's Corp.	6.300%	3/1/38	1,312	1,884
[1]	McDonald's Corp.	5.700%	2/1/39	1,629	2,228
[1]	McDonald's Corp.	4.875%	7/15/40	1,010	1,282
[1]	McDonald's Corp.	3.700%	2/15/42	2,202	2,457
[1]	McDonald's Corp.	3.625%	5/1/43	1,715	1,889
[1]	McDonald's Corp.	4.600%	5/26/45	606	757
[1]	McDonald's Corp.	4.875%	12/9/45	1,742	2,259

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	McDonald's Corp.	4.450%	3/1/47	570	706
[1]	McDonald's Corp.	4.450%	9/1/48	1,201	1,492
[1]	McDonald's Corp.	3.625%	9/1/49	5,319	5,941
[1]	McDonald's Corp.	4.200%	4/1/50	3,208	3,907
	MDC Holdings Inc.	6.000%	1/15/43	1,115	1,403
	MDC Holdings Inc.	3.966%	8/6/61	830	814
	NIKE Inc.	3.250%	3/27/40	2,455	2,688
	NIKE Inc.	3.625%	5/1/43	579	669
	NIKE Inc.	3.875%	11/1/45	1,604	1,940
	NIKE Inc.	3.375%	11/1/46	400	453
	NIKE Inc.	3.375%	3/27/50	4,695	5,387
[1]	Northeastern University	2.894%	10/1/50	660	676
[1]	Northwestern University	4.643%	12/1/44	720	954
[1]	Northwestern University	2.640%	12/1/50	770	798
[1]	Northwestern University	3.662%	12/1/57	1,182	1,467
	Owens Corning	7.000%	12/1/36	347	499
	Owens Corning	4.300%	7/15/47	1,874	2,202
	Owens Corning	4.400%	1/30/48	978	1,167
	President & Fellows of Harvard College	4.875%	10/15/40	708	970
	President & Fellows of Harvard College	3.150%	7/15/46	1,330	1,521
	President & Fellows of Harvard College	2.517%	10/15/50	1,460	1,515
	President & Fellows of Harvard College	3.300%	7/15/56	566	677
	PulteGroup Inc.	7.875%	6/15/32	1,009	1,448
	PulteGroup Inc.	6.375%	5/15/33	965	1,264
	PulteGroup Inc.	6.000%	2/15/35	400	519
[1]	Rockefeller Foundation	2.492%	10/1/50	1,940	1,962
	Snap-on Inc.	4.100%	3/1/48	383	473
	Snap-on Inc.	3.100%	5/1/50	1,485	1,606
	Stanley Black & Decker Inc.	5.200%	9/1/40	635	841
	Stanley Black & Decker Inc.	4.850%	11/15/48	870	1,190
	Stanley Black & Decker Inc.	2.750%	11/15/50	1,397	1,372
	Starbucks Corp.	4.300%	6/15/45	1,152	1,380
	Starbucks Corp.	3.750%	12/1/47	1,769	1,968
	Starbucks Corp.	4.500%	11/15/48	2,107	2,638
	Starbucks Corp.	4.450%	8/15/49	1,826	2,269
	Starbucks Corp.	3.350%	3/12/50	450	475
	Starbucks Corp.	3.500%	11/15/50	3,275	3,557
[3]	Tapestry Inc.	3.050%	3/15/32	1,200	1,214
	TJX Cos. Inc.	4.500%	4/15/50	627	853
[1]	Trustees of Boston College	3.129%	7/1/52	752	828
[1]	Trustees of Boston University	4.061%	10/1/48	995	1,245
	Trustees of Princeton University	5.700%	3/1/39	810	1,185
[1]	Trustees of Princeton University	2.516%	7/1/50	1,467	1,493
[1]	Trustees of the University of Pennsylvania	2.396%	10/1/50	1,105	1,101
	Trustees of the University of Pennsylvania	4.674%	9/1/12	400	625
	Trustees of the University of Pennsylvania	3.610%	2/15/19	727	874
[1]	University of Chicago	2.547%	4/1/50	1,320	1,325
	University of Chicago	3.000%	10/1/52	1,025	1,100
[1]	University of Chicago	4.003%	10/1/53	800	1,014
[1]	University of Notre Dame du Lac	3.438%	2/15/45	1,073	1,279
[1]	University of Notre Dame du Lac	3.394%	2/15/48	739	884
[1]	University of Southern California	3.028%	10/1/39	1,764	1,891
[1]	University of Southern California	3.841%	10/1/47	570	697
	University of Southern California	2.805%	10/1/50	635	661
[1]	University of Southern California	2.945%	10/1/51	945	1,016
	University of Southern California	5.250%	10/1/11	720	1,231
[1]	University of Southern California	3.226%	10/1/20	970	1,052
	Whirlpool Corp.	4.500%	6/1/46	1,129	1,372

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Whirlpool Corp.	4.600%	5/15/50	1,055	1,318
[1]	William Marsh Rice University	3.574%	5/15/45	1,170	1,353
[1]	William Marsh Rice University	3.774%	5/15/55	358	463
[1]	Yale University	2.402%	4/15/50	850	858
					343,709
Consumer Staples (7.4%)
	Altria Group Inc.	2.450%	2/4/32	3,310	3,128
	Altria Group Inc.	5.800%	2/14/39	2,347	2,851
	Altria Group Inc.	3.400%	2/4/41	3,060	2,854
	Altria Group Inc.	4.250%	8/9/42	2,841	2,899
	Altria Group Inc.	4.500%	5/2/43	3,718	3,933
	Altria Group Inc.	5.375%	1/31/44	2,955	3,457
	Altria Group Inc.	3.875%	9/16/46	4,460	4,377
	Altria Group Inc.	5.950%	2/14/49	4,228	5,368
	Altria Group Inc.	4.450%	5/6/50	1,627	1,718
	Altria Group Inc.	3.700%	2/4/51	2,850	2,697
	Altria Group Inc.	6.200%	2/14/59	410	540
	Altria Group Inc.	4.000%	2/4/61	2,380	2,288
[1]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	10,940	13,161
[1]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	21,620	27,456
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	2,672	3,220
	Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	1,899	2,119
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	2,782	3,366
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	5,155	6,486
	Anheuser-Busch InBev Worldwide Inc.	5.875%	6/15/35	1,090	1,431
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	3,640	4,244
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	2,737	4,492
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	3,404	4,457
	Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	2,492	4,098
	Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	2,120	2,496
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	1,730	2,169
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	3,991	4,363
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	6,435	7,867
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	4,287	5,162
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	7,005	9,719
	Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	2,396	2,969
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	4,543	5,765
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	3,831	5,615
	Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	2,342	2,918
	Archer-Daniels-Midland Co.	5.935%	10/1/32	540	724
	Archer-Daniels-Midland Co.	5.375%	9/15/35	495	665
	Archer-Daniels-Midland Co.	3.750%	9/15/47	1,297	1,562
	Archer-Daniels-Midland Co.	4.500%	3/15/49	2,793	3,725
	Archer-Daniels-Midland Co.	2.700%	9/15/51	1,000	1,011
	Avery Dennison Corp.	2.250%	2/15/32	1,175	1,144
	BAT Capital Corp.	4.390%	8/15/37	3,376	3,586
	BAT Capital Corp.	3.734%	9/25/40	1,550	1,502
	BAT Capital Corp.	4.540%	8/15/47	4,792	5,026
	BAT Capital Corp.	4.758%	9/6/49	2,250	2,418
	BAT Capital Corp.	5.282%	4/2/50	909	1,054
	BAT Capital Corp.	3.984%	9/25/50	2,786	2,728
	Brown-Forman Corp.	4.000%	4/15/38	663	779
	Brown-Forman Corp.	4.500%	7/15/45	471	613
	Campbell Soup Co.	4.800%	3/15/48	1,021	1,298
	Campbell Soup Co.	3.125%	4/24/50	1,195	1,193
	Church & Dwight Co. Inc.	3.950%	8/1/47	1,063	1,285
	Coca-Cola Co.	2.250%	1/5/32	3,539	3,578
	Coca-Cola Co.	2.500%	6/1/40	1,760	1,741

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Coca-Cola Co.	2.875%	5/5/41	1,913	1,988
	Coca-Cola Co.	4.200%	3/25/50	933	1,207
	Coca-Cola Co.	2.600%	6/1/50	3,705	3,680
	Coca-Cola Co.	3.000%	3/5/51	1,405	1,496
	Coca-Cola Co.	2.500%	3/15/51	7,920	7,734
	Coca-Cola Co.	2.750%	6/1/60	1,270	1,270
	Coca-Cola Femsa SAB de CV	1.850%	9/1/32	921	873
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	1,244	1,655
[1]	Colgate-Palmolive Co.	4.000%	8/15/45	1,013	1,296
[1]	Colgate-Palmolive Co.	3.700%	8/1/47	1,039	1,295
	Conagra Brands Inc.	5.300%	11/1/38	2,355	2,985
	Conagra Brands Inc.	5.400%	11/1/48	2,099	2,855
	Constellation Brands Inc.	4.500%	5/9/47	1,505	1,833
	Constellation Brands Inc.	4.100%	2/15/48	1,087	1,246
	Constellation Brands Inc.	5.250%	11/15/48	1,803	2,416
	Constellation Brands Inc.	3.750%	5/1/50	1,230	1,367
	Costco Wholesale Corp.	1.750%	4/20/32	3,564	3,475
	Delhaize America LLC	9.000%	4/15/31	210	316
	Diageo Capital plc	2.125%	4/29/32	2,056	2,053
	Diageo Capital plc	5.875%	9/30/36	1,660	2,344
	Diageo Capital plc	3.875%	4/29/43	809	958
	Diageo Investment Corp.	7.450%	4/15/35	1,007	1,557
	Diageo Investment Corp.	4.250%	5/11/42	495	610
	Dollar General Corp.	4.125%	4/3/50	1,415	1,671
[3]	Dollar Tree Inc.	3.375%	12/1/51	900	913
	Estee Lauder Cos. Inc.	6.000%	5/15/37	1,972	2,829
	Estee Lauder Cos. Inc.	4.375%	6/15/45	448	572
	Estee Lauder Cos. Inc.	4.150%	3/15/47	833	1,060
	Estee Lauder Cos. Inc.	3.125%	12/1/49	695	763
	Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	791	946
	Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	5,818	6,195
	General Mills Inc.	5.400%	6/15/40	655	876
[2]	General Mills Inc.	3.000%	2/1/51	3,781	3,879
	Hershey Co.	3.375%	8/15/46	1,318	1,500
	Hershey Co.	3.125%	11/15/49	491	537
	Hormel Foods Corp.	3.050%	6/3/51	1,030	1,106
	Ingredion Inc.	3.900%	6/1/50	625	725
	J M Smucker Co.	2.125%	3/15/32	1,537	1,488
	J M Smucker Co.	4.250%	3/15/35	1,670	1,960
	J M Smucker Co.	2.750%	9/15/41	945	912
	J M Smucker Co.	4.375%	3/15/45	591	730
	J M Smucker Co.	3.550%	3/15/50	991	1,084
	Kellogg Co.	4.500%	4/1/46	931	1,177
	Keurig Dr Pepper Inc.	4.985%	5/25/38	962	1,202
	Keurig Dr Pepper Inc.	4.500%	11/15/45	733	893
	Keurig Dr Pepper Inc.	4.420%	12/15/46	2,299	2,783
	Keurig Dr Pepper Inc.	5.085%	5/25/48	535	708
	Keurig Dr Pepper Inc.	3.800%	5/1/50	1,495	1,682
	Keurig Dr Pepper Inc.	3.350%	3/15/51	1,725	1,819
	Kimberly-Clark Corp.	6.625%	8/1/37	2,098	3,250
	Kimberly-Clark Corp.	5.300%	3/1/41	353	490
	Kimberly-Clark Corp.	3.200%	7/30/46	1,415	1,571
	Kimberly-Clark Corp.	3.900%	5/4/47	365	447
	Kimberly-Clark Corp.	2.875%	2/7/50	1,734	1,814
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	677	935
	Kroger Co.	6.900%	4/15/38	341	505
	Kroger Co.	5.400%	7/15/40	993	1,302
	Kroger Co.	5.000%	4/15/42	1,573	2,007

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kroger Co.	5.150%	8/1/43	1,896	2,490
	Kroger Co.	3.875%	10/15/46	550	619
	Kroger Co.	4.450%	2/1/47	2,553	3,112
	Kroger Co.	4.650%	1/15/48	1,566	1,968
	Kroger Co.	3.950%	1/15/50	1,312	1,520
	McCormick & Co. Inc.	4.200%	8/15/47	455	556
	Mead Johnson Nutrition Co.	5.900%	11/1/39	795	1,144
	Mead Johnson Nutrition Co.	4.600%	6/1/44	1,381	1,809
	Molson Coors Beverage Co.	5.000%	5/1/42	2,470	2,996
	Molson Coors Beverage Co.	4.200%	7/15/46	4,312	4,780
	Mondelez International Inc.	1.875%	10/15/32	1,770	1,696
	Mondelez International Inc.	2.625%	9/4/50	3,605	3,407
	PepsiCo Inc.	3.500%	3/19/40	549	634
	PepsiCo Inc.	2.625%	10/21/41	1,725	1,758
	PepsiCo Inc.	4.000%	3/5/42	1,193	1,449
	PepsiCo Inc.	3.600%	8/13/42	1,960	2,277
	PepsiCo Inc.	4.250%	10/22/44	689	864
	PepsiCo Inc.	4.450%	4/14/46	1,846	2,443
	PepsiCo Inc.	3.450%	10/6/46	2,295	2,616
	PepsiCo Inc.	4.000%	5/2/47	1,035	1,295
	PepsiCo Inc.	3.375%	7/29/49	2,040	2,336
	PepsiCo Inc.	2.875%	10/15/49	2,371	2,504
	PepsiCo Inc.	3.625%	3/19/50	2,176	2,607
	PepsiCo Inc.	2.750%	10/21/51	2,605	2,699
	PepsiCo Inc.	3.875%	3/19/60	1,000	1,287
	Philip Morris International Inc.	6.375%	5/16/38	3,276	4,611
	Philip Morris International Inc.	4.375%	11/15/41	2,294	2,643
	Philip Morris International Inc.	4.500%	3/20/42	1,550	1,808
	Philip Morris International Inc.	3.875%	8/21/42	1,397	1,509
	Philip Morris International Inc.	4.125%	3/4/43	3,032	3,369
	Philip Morris International Inc.	4.875%	11/15/43	1,844	2,242
	Philip Morris International Inc.	4.250%	11/10/44	1,270	1,457
	Procter & Gamble Co.	5.800%	8/15/34	469	655
	Procter & Gamble Co.	5.550%	3/5/37	475	686
	Procter & Gamble Co.	3.550%	3/25/40	1,360	1,596
	Procter & Gamble Co.	3.500%	10/25/47	1,305	1,627
	Procter & Gamble Co.	3.600%	3/25/50	1,156	1,461
	Reynolds American Inc.	5.700%	8/15/35	2,604	3,110
	Reynolds American Inc.	7.250%	6/15/37	756	1,022
	Reynolds American Inc.	6.150%	9/15/43	2,687	3,339
	Reynolds American Inc.	5.850%	8/15/45	5,393	6,563
	Sysco Corp.	5.375%	9/21/35	1,041	1,325
	Sysco Corp.	6.600%	4/1/40	2,122	3,087
	Sysco Corp.	4.850%	10/1/45	1,286	1,608
	Sysco Corp.	4.500%	4/1/46	1,751	2,077
	Sysco Corp.	4.450%	3/15/48	1,385	1,658
	Sysco Corp.	6.600%	4/1/50	2,204	3,475
	Target Corp.	6.500%	10/15/37	707	1,082
	Target Corp.	7.000%	1/15/38	800	1,273
	Target Corp.	4.000%	7/1/42	2,035	2,519
	Target Corp.	3.625%	4/15/46	2,140	2,556
	Target Corp.	3.900%	11/15/47	2,150	2,698
	Tyson Foods Inc.	4.875%	8/15/34	834	1,018
	Tyson Foods Inc.	5.150%	8/15/44	1,432	1,872
	Tyson Foods Inc.	4.550%	6/2/47	1,439	1,807
	Tyson Foods Inc.	5.100%	9/28/48	2,853	3,850
	Unilever Capital Corp.	5.900%	11/15/32	2,602	3,515
[1]	Unilever Capital Corp.	2.625%	8/12/51	1,385	1,400

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Walgreens Boots Alliance Inc.	4.800%	11/18/44	2,019	2,443
	Walgreens Boots Alliance Inc.	4.100%	4/15/50	2,011	2,281
	Walmart Inc.	5.250%	9/1/35	2,218	3,020
	Walmart Inc.	6.200%	4/15/38	1,267	1,930
	Walmart Inc.	3.950%	6/28/38	3,459	4,164
	Walmart Inc.	5.625%	4/1/40	1,111	1,609
	Walmart Inc.	5.000%	10/25/40	1,188	1,623
	Walmart Inc.	5.625%	4/15/41	1,828	2,697
	Walmart Inc.	2.500%	9/22/41	1,262	1,282
	Walmart Inc.	4.000%	4/11/43	1,558	1,933
	Walmart Inc.	3.625%	12/15/47	2,050	2,466
	Walmart Inc.	4.050%	6/29/48	4,084	5,266
	Walmart Inc.	2.950%	9/24/49	1,919	2,091
	Walmart Inc.	2.650%	9/22/51	3,419	3,533
					455,877
Energy (8.8%)
	Baker Hughes Holdings LLC	5.125%	9/15/40	1,825	2,287
	Baker Hughes Holdings LLC	4.080%	12/15/47	3,286	3,690
	BP Capital Markets America Inc.	3.060%	6/17/41	3,004	3,029
	BP Capital Markets America Inc.	3.000%	2/24/50	4,595	4,517
	BP Capital Markets America Inc.	2.772%	11/10/50	4,675	4,399
	BP Capital Markets America Inc.	2.939%	6/4/51	5,370	5,208
	BP Capital Markets America Inc.	3.001%	3/17/52	2,712	2,658
	BP Capital Markets America Inc.	3.379%	2/8/61	4,767	4,927
	Burlington Resources LLC	7.400%	12/1/31	767	1,105
	Burlington Resources LLC	5.950%	10/15/36	1,035	1,414
	Canadian Natural Resources Ltd.	7.200%	1/15/32	1,326	1,785
	Canadian Natural Resources Ltd.	6.450%	6/30/33	525	685
	Canadian Natural Resources Ltd.	5.850%	2/1/35	1,792	2,252
	Canadian Natural Resources Ltd.	6.500%	2/15/37	1,578	2,090
	Canadian Natural Resources Ltd.	6.250%	3/15/38	2,530	3,328
	Canadian Natural Resources Ltd.	6.750%	2/1/39	1,360	1,888
[1]	Canadian Natural Resources Ltd.	4.950%	6/1/47	630	780
	Cenovus Energy Inc.	2.650%	1/15/32	1,115	1,074
	Cenovus Energy Inc.	5.250%	6/15/37	1,475	1,748
	Cenovus Energy Inc.	6.800%	9/15/37	1,128	1,519
	Cenovus Energy Inc.	6.750%	11/15/39	3,058	4,122
	Cenovus Energy Inc.	5.400%	6/15/47	2,255	2,780
	Cenovus Energy Inc.	3.750%	2/15/52	1,833	1,807
[2]	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/39	1,625	1,597
	Chevron Corp.	3.078%	5/11/50	858	914
	Chevron USA Inc.	5.250%	11/15/43	2,423	3,380
	Chevron USA Inc.	5.050%	11/15/44	1,145	1,533
	Chevron USA Inc.	2.343%	8/12/50	1,215	1,129
	Columbia Pipeline Group Inc.	5.800%	6/1/45	1,422	1,936
	ConocoPhillips	5.900%	10/15/32	806	1,063
	ConocoPhillips	5.900%	5/15/38	2,018	2,773
	ConocoPhillips	6.500%	2/1/39	4,958	7,252
[2]	ConocoPhillips	4.875%	10/1/47	4,110	5,454
	ConocoPhillips Co.	4.300%	11/15/44	2,030	2,439
	Continental Resources Inc.	4.900%	6/1/44	1,250	1,387
	Devon Energy Corp.	7.950%	4/15/32	1,830	2,597
	Devon Energy Corp.	5.600%	7/15/41	1,689	2,123
	Devon Energy Corp.	4.750%	5/15/42	2,345	2,684
	Devon Energy Corp.	5.000%	6/15/45	1,745	2,113
	Diamondback Energy Inc.	4.400%	3/24/51	1,330	1,508
[2]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	880	1,085
[2]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	630	768

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Eastern Gas Transmission & Storage Inc.	3.900%	11/15/49	825	918
	Enable Midstream Partners LP	5.000%	5/15/44	396	427
[1]	Enbridge Energy Partners LP	7.500%	4/15/38	1,152	1,728
	Enbridge Energy Partners LP	5.500%	9/15/40	1,023	1,310
	Enbridge Energy Partners LP	7.375%	10/15/45	473	748
	Enbridge Inc.	2.500%	8/1/33	900	887
	Enbridge Inc.	4.500%	6/10/44	825	965
	Enbridge Inc.	5.500%	12/1/46	2,017	2,749
	Enbridge Inc.	4.000%	11/15/49	1,587	1,796
	Enbridge Inc.	3.400%	8/1/51	2,155	2,209
	Energy Transfer LP	4.900%	3/15/35	1,288	1,455
	Energy Transfer LP	6.625%	10/15/36	1,425	1,837
[1]	Energy Transfer LP	5.800%	6/15/38	732	883
	Energy Transfer LP	7.500%	7/1/38	834	1,155
	Energy Transfer LP	6.050%	6/1/41	1,369	1,689
	Energy Transfer LP	6.500%	2/1/42	2,596	3,338
	Energy Transfer LP	6.100%	2/15/42	1,546	1,902
	Energy Transfer LP	4.950%	1/15/43	818	906
	Energy Transfer LP	5.150%	2/1/43	1,275	1,419
	Energy Transfer LP	5.950%	10/1/43	1,943	2,372
	Energy Transfer LP	5.300%	4/1/44	836	955
	Energy Transfer LP	5.150%	3/15/45	2,701	3,091
	Energy Transfer LP	5.350%	5/15/45	1,410	1,633
	Energy Transfer LP	6.125%	12/15/45	1,995	2,497
	Energy Transfer LP	5.300%	4/15/47	2,637	3,047
	Energy Transfer LP	5.400%	10/1/47	3,183	3,761
	Energy Transfer LP	6.000%	6/15/48	1,794	2,246
	Energy Transfer LP	6.250%	4/15/49	3,145	4,100
	Energy Transfer LP	5.000%	5/15/50	4,191	4,808
[1]	Enterprise Products Operating LLC	6.875%	3/1/33	1,315	1,817
[1]	Enterprise Products Operating LLC	6.650%	10/15/34	1,487	2,043
	Enterprise Products Operating LLC	7.550%	4/15/38	1,953	2,942
	Enterprise Products Operating LLC	6.125%	10/15/39	1,931	2,653
	Enterprise Products Operating LLC	6.450%	9/1/40	985	1,386
	Enterprise Products Operating LLC	5.950%	2/1/41	1,115	1,502
	Enterprise Products Operating LLC	5.700%	2/15/42	1,142	1,499
	Enterprise Products Operating LLC	4.850%	8/15/42	1,906	2,313
	Enterprise Products Operating LLC	4.450%	2/15/43	2,386	2,748
	Enterprise Products Operating LLC	4.850%	3/15/44	2,685	3,244
	Enterprise Products Operating LLC	5.100%	2/15/45	2,194	2,737
	Enterprise Products Operating LLC	4.900%	5/15/46	2,007	2,444
	Enterprise Products Operating LLC	4.250%	2/15/48	2,500	2,832
	Enterprise Products Operating LLC	4.800%	2/1/49	2,716	3,320
	Enterprise Products Operating LLC	4.200%	1/31/50	2,923	3,309
	Enterprise Products Operating LLC	3.700%	1/31/51	1,717	1,815
	Enterprise Products Operating LLC	3.200%	2/15/52	2,971	2,907
	Enterprise Products Operating LLC	3.300%	2/15/53	2,549	2,549
	Enterprise Products Operating LLC	4.950%	10/15/54	1,371	1,756
	Enterprise Products Operating LLC	3.950%	1/31/60	1,580	1,705
	EOG Resources Inc.	3.900%	4/1/35	778	878
	EOG Resources Inc.	4.950%	4/15/50	1,680	2,265
	Exxon Mobil Corp.	2.995%	8/16/39	1,225	1,258
	Exxon Mobil Corp.	4.227%	3/19/40	4,085	4,860
	Exxon Mobil Corp.	3.567%	3/6/45	2,947	3,269
	Exxon Mobil Corp.	4.114%	3/1/46	5,913	7,016
	Exxon Mobil Corp.	3.095%	8/16/49	3,819	3,944
	Exxon Mobil Corp.	4.327%	3/19/50	4,633	5,779
	Exxon Mobil Corp.	3.452%	4/15/51	6,935	7,605

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Halliburton Co.	4.850%	11/15/35	2,266	2,686
	Halliburton Co.	6.700%	9/15/38	2,998	4,141
	Halliburton Co.	7.450%	9/15/39	1,020	1,505
	Halliburton Co.	4.500%	11/15/41	1,655	1,848
	Halliburton Co.	4.750%	8/1/43	2,454	2,861
	Halliburton Co.	5.000%	11/15/45	3,344	4,083
	Hess Corp.	7.125%	3/15/33	2,079	2,783
	Hess Corp.	6.000%	1/15/40	772	981
	Hess Corp.	5.600%	2/15/41	2,965	3,655
	Hess Corp.	5.800%	4/1/47	1,038	1,348
	Kinder Morgan Energy Partners LP	7.750%	3/15/32	1,381	1,943
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	1,161	1,620
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	971	1,219
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	1,568	2,116
[1]	Kinder Morgan Energy Partners LP	6.950%	1/15/38	1,702	2,368
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	1,378	1,860
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	1,951	2,661
	Kinder Morgan Energy Partners LP	7.500%	11/15/40	1,969	2,932
	Kinder Morgan Energy Partners LP	5.625%	9/1/41	790	998
	Kinder Morgan Energy Partners LP	5.000%	8/15/42	820	957
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	2,522	2,833
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	1,228	1,437
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	2,305	2,846
	Kinder Morgan Energy Partners LP	5.400%	9/1/44	2,002	2,462
[1]	Kinder Morgan Inc.	7.750%	1/15/32	2,400	3,396
	Kinder Morgan Inc.	5.300%	12/1/34	1,438	1,732
	Kinder Morgan Inc.	5.550%	6/1/45	2,846	3,634
	Kinder Morgan Inc.	5.050%	2/15/46	1,961	2,355
	Kinder Morgan Inc.	5.200%	3/1/48	705	877
	Kinder Morgan Inc.	3.250%	8/1/50	829	784
	Kinder Morgan Inc.	3.600%	2/15/51	2,000	2,019
	Magellan Midstream Partners LP	5.150%	10/15/43	595	727
	Magellan Midstream Partners LP	4.250%	9/15/46	430	492
	Magellan Midstream Partners LP	4.200%	10/3/47	2,152	2,379
	Magellan Midstream Partners LP	4.850%	2/1/49	555	674
	Magellan Midstream Partners LP	3.950%	3/1/50	2,882	3,089
	Marathon Oil Corp.	6.800%	3/15/32	479	616
	Marathon Oil Corp.	6.600%	10/1/37	2,732	3,620
	Marathon Oil Corp.	5.200%	6/1/45	1,018	1,214
	Marathon Petroleum Corp.	6.500%	3/1/41	2,872	3,967
	Marathon Petroleum Corp.	4.750%	9/15/44	2,016	2,355
	Marathon Petroleum Corp.	4.500%	4/1/48	1,060	1,214
	Marathon Petroleum Corp.	5.000%	9/15/54	995	1,219
	MPLX LP	4.500%	4/15/38	3,468	3,858
	MPLX LP	5.200%	3/1/47	1,330	1,619
	MPLX LP	5.200%	12/1/47	1,573	1,919
	MPLX LP	4.700%	4/15/48	3,221	3,714
	MPLX LP	5.500%	2/15/49	4,528	5,733
	MPLX LP	4.900%	4/15/58	1,594	1,861
	NOV Inc.	3.950%	12/1/42	1,885	1,859
	ONEOK Inc.	6.000%	6/15/35	1,085	1,338
	ONEOK Inc.	4.950%	7/13/47	1,562	1,831
	ONEOK Inc.	5.200%	7/15/48	1,928	2,330
	ONEOK Inc.	4.450%	9/1/49	1,776	1,976
	ONEOK Inc.	4.500%	3/15/50	1,185	1,329
	ONEOK Inc.	7.150%	1/15/51	1,200	1,783
	ONEOK Partners LP	6.650%	10/1/36	900	1,208
	ONEOK Partners LP	6.850%	10/15/37	2,397	3,271

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
ONEOK Partners LP	6.125%	2/1/41	782	1,000
ONEOK Partners LP	6.200%	9/15/43	1,006	1,321
Ovintiv Inc.	6.500%	8/15/34	1,600	2,042
Ovintiv Inc.	6.625%	8/15/37	1,000	1,276
Ovintiv Inc.	6.500%	2/1/38	1,000	1,271
Phillips 66	4.650%	11/15/34	1,678	1,958
Phillips 66	5.875%	5/1/42	2,877	3,901
Phillips 66	4.875%	11/15/44	3,890	4,842
Phillips 66	3.300%	3/15/52	1,800	1,785
Phillips 66 Partners LP	4.680%	2/15/45	757	896
Phillips 66 Partners LP	4.900%	10/1/46	1,695	2,075
Plains All American Pipeline LP	6.650%	1/15/37	1,279	1,665
Plains All American Pipeline LP	5.150%	6/1/42	1,671	1,856
Plains All American Pipeline LP	4.300%	1/31/43	1,092	1,116
Plains All American Pipeline LP	4.700%	6/15/44	1,325	1,424
Plains All American Pipeline LP	4.900%	2/15/45	1,392	1,533
Shell International Finance BV	4.125%	5/11/35	4,866	5,712
Shell International Finance BV	6.375%	12/15/38	3,102	4,552
Shell International Finance BV	5.500%	3/25/40	2,904	3,995
Shell International Finance BV	2.875%	11/26/41	800	805
Shell International Finance BV	3.625%	8/21/42	2,825	3,139
Shell International Finance BV	4.550%	8/12/43	3,220	4,034
Shell International Finance BV	4.375%	5/11/45	7,376	9,093
Shell International Finance BV	4.000%	5/10/46	5,997	7,060
Shell International Finance BV	3.750%	9/12/46	2,174	2,471
Shell International Finance BV	3.125%	11/7/49	2,127	2,217
Shell International Finance BV	3.250%	4/6/50	4,325	4,639
Shell International Finance BV	3.000%	11/26/51	1,500	1,532
Spectra Energy Partners LP	5.950%	9/25/43	1,516	2,099
Spectra Energy Partners LP	4.500%	3/15/45	1,929	2,254
Suncor Energy Inc.	7.150%	2/1/32	1,783	2,443
Suncor Energy Inc.	5.350%	7/15/33	428	528
Suncor Energy Inc.	5.950%	12/1/34	1,696	2,217
Suncor Energy Inc.	5.950%	5/15/35	1,092	1,430
Suncor Energy Inc.	6.800%	5/15/38	2,309	3,258
Suncor Energy Inc.	6.500%	6/15/38	1,649	2,271
Suncor Energy Inc.	6.850%	6/1/39	909	1,307
Suncor Energy Inc.	4.000%	11/15/47	2,425	2,715
Suncor Energy Inc.	3.750%	3/4/51	1,100	1,190
Texas Eastern Transmission LP	7.000%	7/15/32	1,037	1,433
TotalEnergies Capital International SA	2.986%	6/29/41	1,270	1,298
TotalEnergies Capital International SA	3.461%	7/12/49	1,220	1,333
TotalEnergies Capital International SA	3.127%	5/29/50	7,641	7,909
TotalEnergies Capital International SA	3.386%	6/29/60	465	501
TransCanada PipeLines Ltd.	4.625%	3/1/34	4,405	5,150
TransCanada PipeLines Ltd.	5.600%	3/31/34	1,586	1,993
TransCanada PipeLines Ltd.	5.850%	3/15/36	1,812	2,348
TransCanada PipeLines Ltd.	6.200%	10/15/37	2,825	3,850
TransCanada PipeLines Ltd.	4.750%	5/15/38	780	933
TransCanada PipeLines Ltd.	7.250%	8/15/38	984	1,482
TransCanada PipeLines Ltd.	7.625%	1/15/39	1,080	1,678
TransCanada PipeLines Ltd.	6.100%	6/1/40	1,646	2,266
TransCanada PipeLines Ltd.	5.000%	10/16/43	1,228	1,515
TransCanada PipeLines Ltd.	4.875%	5/15/48	3,535	4,501
TransCanada PipeLines Ltd.	5.100%	3/15/49	715	950
Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	1,155	1,491
Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	900	1,054
Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	1,469	1,793

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	1,613	1,819
	Valero Energy Corp.	7.500%	4/15/32	1,598	2,209
	Valero Energy Corp.	6.625%	6/15/37	2,952	4,031
	Valero Energy Corp.	4.900%	3/15/45	1,850	2,181
	Valero Energy Corp.	3.650%	12/1/51	500	491
	Williams Cos. Inc.	8.750%	3/15/32	836	1,254
	Williams Cos. Inc.	6.300%	4/15/40	2,497	3,375
	Williams Cos. Inc.	5.800%	11/15/43	628	828
	Williams Cos. Inc.	5.400%	3/4/44	916	1,151
	Williams Cos. Inc.	5.750%	6/24/44	1,407	1,838
	Williams Cos. Inc.	4.900%	1/15/45	1,776	2,151
	Williams Cos. Inc.	5.100%	9/15/45	1,487	1,837
	Williams Cos. Inc.	4.850%	3/1/48	2,020	2,462
	Williams Cos. Inc.	3.500%	10/15/51	1,461	1,489
					541,704
Financials (15.0%)
	AerCap Ireland Capital DAC	3.300%	1/30/32	9,220	9,283
	AerCap Ireland Capital DAC	3.400%	10/29/33	3,775	3,797
	AerCap Ireland Capital DAC	3.850%	10/29/41	3,765	3,883
	Aflac Inc.	4.000%	10/15/46	1,103	1,324
	Aflac Inc.	4.750%	1/15/49	1,614	2,169
	Alleghany Corp.	4.900%	9/15/44	682	872
	Alleghany Corp.	3.250%	8/15/51	1,200	1,216
	Allstate Corp.	5.350%	6/1/33	829	1,056
	Allstate Corp.	5.550%	5/9/35	386	515
	Allstate Corp.	4.500%	6/15/43	1,058	1,321
	Allstate Corp.	4.200%	12/15/46	1,375	1,718
	Allstate Corp.	3.850%	8/10/49	2,695	3,241
[1]	Allstate Corp.	6.500%	5/15/57	670	881
	American Express Co.	4.050%	12/3/42	2,952	3,555
	American Financial Group Inc.	4.500%	6/15/47	1,013	1,266
	American International Group Inc.	3.875%	1/15/35	1,648	1,857
	American International Group Inc.	4.700%	7/10/35	2,905	3,505
	American International Group Inc.	6.250%	5/1/36	1,690	2,379
	American International Group Inc.	4.500%	7/16/44	3,367	4,142
	American International Group Inc.	4.800%	7/10/45	1,098	1,422
	American International Group Inc.	4.750%	4/1/48	2,780	3,655
	American International Group Inc.	4.375%	6/30/50	1,865	2,350
	American International Group Inc.	4.375%	1/15/55	3,475	4,371
[1]	American International Group Inc.	8.175%	5/15/58	496	730
	Aon Corp.	6.250%	9/30/40	844	1,230
	Aon Corp.	2.900%	8/23/51	1,500	1,468
	Aon plc	4.600%	6/14/44	453	566
	Aon plc	4.750%	5/15/45	2,000	2,585
	Arch Capital Finance LLC	5.031%	12/15/46	568	758
	Arch Capital Group Ltd.	7.350%	5/1/34	767	1,124
	Arch Capital Group Ltd.	3.635%	6/30/50	2,488	2,733
	Arch Capital Group US Inc.	5.144%	11/1/43	1,230	1,632
	Arthur J Gallagher & Co.	3.500%	5/20/51	1,375	1,483
	Arthur J Gallagher & Co.	3.050%	3/9/52	500	492
	Assured Guaranty US Holdings Inc.	3.600%	9/15/51	555	592
	Athene Holding Ltd.	3.950%	5/25/51	1,792	2,021
	Bank of America Corp.	6.110%	1/29/37	5,947	8,029
[1]	Bank of America Corp.	4.244%	4/24/38	2,654	3,118
	Bank of America Corp.	7.750%	5/14/38	3,638	5,723
[1]	Bank of America Corp.	4.078%	4/23/40	3,277	3,778
[1]	Bank of America Corp.	2.676%	6/19/41	10,987	10,649
[1]	Bank of America Corp.	5.875%	2/7/42	2,354	3,376

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of America Corp.	3.311%	4/22/42	7,710	8,168
[1]	Bank of America Corp.	5.000%	1/21/44	6,499	8,509
[1]	Bank of America Corp.	4.875%	4/1/44	852	1,114
[1]	Bank of America Corp.	4.750%	4/21/45	836	1,060
[1]	Bank of America Corp.	4.443%	1/20/48	6,670	8,453
[1]	Bank of America Corp.	3.946%	1/23/49	2,784	3,298
[1]	Bank of America Corp.	4.330%	3/15/50	5,015	6,289
[1]	Bank of America Corp.	4.083%	3/20/51	13,191	16,106
[1]	Bank of America Corp.	2.831%	10/24/51	1,010	1,003
[1]	Bank of America Corp.	3.483%	3/13/52	2,285	2,550
	Bank of America Corp.	2.972%	7/21/52	5,893	6,007
[1]	Bank of America NA	6.000%	10/15/36	2,091	2,875
	Barclays plc	3.811%	3/10/42	1,590	1,675
	Barclays plc	5.250%	8/17/45	2,526	3,397
	Barclays plc	4.950%	1/10/47	4,007	5,229
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	1,079	1,551
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	3,329	4,135
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	2,500	3,058
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	5,494	6,789
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	3,344	4,168
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	3,937	3,939
	Berkshire Hathaway Finance Corp.	2.500%	1/15/51	970	910
	Berkshire Hathaway Inc.	4.500%	2/11/43	1,750	2,195
	Brighthouse Financial Inc.	4.700%	6/22/47	2,078	2,314
	Brighthouse Financial Inc.	3.850%	12/22/51	1,100	1,091
	Brookfield Finance I UK plc	2.340%	1/30/32	1,500	1,468
	Brookfield Finance Inc.	4.700%	9/20/47	2,209	2,736
	Brookfield Finance Inc.	3.500%	3/30/51	1,190	1,275
	Brookfield Finance LLC	3.450%	4/15/50	1,414	1,504
	Charles Schwab Corp.	1.950%	12/1/31	2,260	2,225
	Chubb Corp.	6.000%	5/11/37	1,616	2,324
[1]	Chubb Corp.	6.500%	5/15/38	1,090	1,642
	Chubb INA Holdings Inc.	6.700%	5/15/36	1,853	2,756
	Chubb INA Holdings Inc.	4.150%	3/13/43	2,137	2,600
	Chubb INA Holdings Inc.	4.350%	11/3/45	2,629	3,359
	Chubb INA Holdings Inc.	2.850%	12/15/51	1,250	1,273
	Chubb INA Holdings Inc.	3.050%	12/15/61	1,500	1,545
	CI Financial Corp.	4.100%	6/15/51	2,010	2,242
	Cincinnati Financial Corp.	6.125%	11/1/34	774	1,052
	Citigroup Inc.	6.625%	6/15/32	3,615	4,839
	Citigroup Inc.	5.875%	2/22/33	805	1,028
	Citigroup Inc.	6.000%	10/31/33	2,343	3,048
	Citigroup Inc.	6.125%	8/25/36	1,250	1,708
[1]	Citigroup Inc.	3.878%	1/24/39	827	941
	Citigroup Inc.	8.125%	7/15/39	2,800	4,764
[1]	Citigroup Inc.	5.316%	3/26/41	2,225	2,949
	Citigroup Inc.	5.875%	1/30/42	3,912	5,601
	Citigroup Inc.	2.904%	11/3/42	1,620	1,612
	Citigroup Inc.	6.675%	9/13/43	1,384	2,116
	Citigroup Inc.	5.300%	5/6/44	1,306	1,722
	Citigroup Inc.	4.650%	7/30/45	4,443	5,692
	Citigroup Inc.	4.750%	5/18/46	4,595	5,805
[1]	Citigroup Inc.	4.281%	4/24/48	2,123	2,647
	Citigroup Inc.	4.650%	7/23/48	5,558	7,336
	Citizens Financial Group Inc.	2.638%	9/30/32	1,823	1,821
	CME Group Inc.	5.300%	9/15/43	1,351	1,898
	CME Group Inc.	4.150%	6/15/48	1,947	2,557
[1]	Cooperatieve Rabobank UA	5.250%	5/24/41	3,939	5,486

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cooperatieve Rabobank UA	5.750%	12/1/43	2,410	3,397
	Cooperatieve Rabobank UA	5.250%	8/4/45	2,844	3,846
	Credit Suisse Group AG	4.875%	5/15/45	4,229	5,400
	Credit Suisse USA Inc.	7.125%	7/15/32	1,524	2,176
	Equitable Holdings Inc.	5.000%	4/20/48	3,414	4,385
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	1,043	1,345
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	1,873	1,986
	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	2,140	2,110
	Fidelity National Financial Inc.	3.200%	9/17/51	915	910
	Fifth Third Bancorp	8.250%	3/1/38	2,756	4,593
[1]	First Republic Bank	4.375%	8/1/46	1,535	1,909
	Franklin Resources Inc.	2.950%	8/12/51	845	842
	GATX Corp.	5.200%	3/15/44	797	1,024
	GATX Corp.	3.100%	6/1/51	605	600
	GE Capital Funding LLC	4.550%	5/15/32	1,270	1,536
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	26,190	31,668
	Global Payments Inc.	4.150%	8/15/49	2,145	2,426
	Goldman Sachs Capital I	6.345%	2/15/34	1,256	1,747
	Goldman Sachs Group Inc.	6.125%	2/15/33	2,443	3,230
	Goldman Sachs Group Inc.	6.450%	5/1/36	1,761	2,402
	Goldman Sachs Group Inc.	6.750%	10/1/37	13,266	18,765
[1]	Goldman Sachs Group Inc.	4.017%	10/31/38	8,853	10,094
[1]	Goldman Sachs Group Inc.	4.411%	4/23/39	2,828	3,372
	Goldman Sachs Group Inc.	6.250%	2/1/41	4,154	6,038
	Goldman Sachs Group Inc.	3.210%	4/22/42	6,482	6,736
	Goldman Sachs Group Inc.	2.908%	7/21/42	440	439
[1]	Goldman Sachs Group Inc.	4.800%	7/8/44	5,943	7,615
	Goldman Sachs Group Inc.	5.150%	5/22/45	4,306	5,629
	Goldman Sachs Group Inc.	4.750%	10/21/45	2,191	2,858
	Hartford Financial Services Group Inc.	5.950%	10/15/36	619	843
	Hartford Financial Services Group Inc.	6.100%	10/1/41	971	1,385
	Hartford Financial Services Group Inc.	4.300%	4/15/43	1,198	1,435
	Hartford Financial Services Group Inc.	4.400%	3/15/48	773	971
	Hartford Financial Services Group Inc.	3.600%	8/19/49	1,493	1,661
	Hartford Financial Services Group Inc.	2.900%	9/15/51	1,550	1,546
[1]	HSBC Bank USA NA	5.875%	11/1/34	755	973
[1]	HSBC Bank USA NA	5.625%	8/15/35	1,370	1,738
[1]	HSBC Bank USA NA	7.000%	1/15/39	1,431	2,224
[1]	HSBC Holdings plc	7.625%	5/17/32	796	1,110
	HSBC Holdings plc	6.500%	5/2/36	4,939	6,716
	HSBC Holdings plc	6.500%	9/15/37	6,245	8,624
	HSBC Holdings plc	6.800%	6/1/38	3,381	4,829
	HSBC Holdings plc	6.100%	1/14/42	1,266	1,814
	HSBC Holdings plc	5.250%	3/14/44	2,868	3,726
	Intercontinental Exchange Inc.	1.850%	9/15/32	2,369	2,232
	Intercontinental Exchange Inc.	2.650%	9/15/40	4,470	4,298
	Intercontinental Exchange Inc.	4.250%	9/21/48	3,991	4,812
	Intercontinental Exchange Inc.	3.000%	6/15/50	2,741	2,751
	Intercontinental Exchange Inc.	3.000%	9/15/60	1,060	1,032
	Invesco Finance plc	5.375%	11/30/43	783	1,050
[2]	Jackson Financial Inc.	4.000%	11/23/51	750	751
	Jefferies Group LLC	2.750%	10/15/32	1,805	1,798
	Jefferies Group LLC	6.250%	1/15/36	924	1,231
	Jefferies Group LLC	6.500%	1/20/43	529	743
	JPMorgan Chase & Co.	1.953%	2/4/32	85	82
	JPMorgan Chase & Co.	6.400%	5/15/38	5,497	7,992
[1]	JPMorgan Chase & Co.	3.882%	7/24/38	7,006	8,003

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	5.500%	10/15/40	3,820	5,213
[1]	JPMorgan Chase & Co.	3.109%	4/22/41	3,338	3,477
	JPMorgan Chase & Co.	5.600%	7/15/41	2,191	3,074
	JPMorgan Chase & Co.	2.525%	11/19/41	2,435	2,317
	JPMorgan Chase & Co.	5.400%	1/6/42	2,972	4,087
	JPMorgan Chase & Co.	3.157%	4/22/42	4,407	4,602
	JPMorgan Chase & Co.	5.625%	8/16/43	2,979	4,132
	JPMorgan Chase & Co.	4.850%	2/1/44	3,306	4,359
	JPMorgan Chase & Co.	4.950%	6/1/45	2,619	3,455
[1]	JPMorgan Chase & Co.	4.260%	2/22/48	5,093	6,302
[1]	JPMorgan Chase & Co.	4.032%	7/24/48	4,070	4,857
[1]	JPMorgan Chase & Co.	3.964%	11/15/48	7,153	8,504
[1]	JPMorgan Chase & Co.	3.897%	1/23/49	4,298	5,052
[1]	JPMorgan Chase & Co.	3.109%	4/22/51	5,710	5,995
	JPMorgan Chase & Co.	3.328%	4/22/52	7,580	8,256
	Legg Mason Inc.	5.625%	1/15/44	1,158	1,606
	Lincoln National Corp.	6.300%	10/9/37	1,289	1,837
	Lincoln National Corp.	7.000%	6/15/40	1,348	2,080
	Lincoln National Corp.	4.350%	3/1/48	906	1,115
	Lloyds Banking Group plc	5.300%	12/1/45	1,260	1,700
	Lloyds Banking Group plc	4.344%	1/9/48	3,997	4,793
	Loews Corp.	4.125%	5/15/43	2,031	2,393
	Manulife Financial Corp.	5.375%	3/4/46	1,150	1,656
	Markel Corp.	5.000%	4/5/46	805	1,054
	Markel Corp.	4.300%	11/1/47	865	1,045
	Markel Corp.	5.000%	5/20/49	1,118	1,454
	Markel Corp.	4.150%	9/17/50	1,707	2,032
	Markel Corp.	3.450%	5/7/52	990	1,050
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	1,353	1,817
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	2,326	2,956
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	1,718	2,198
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	490	609
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	1,619	2,228
	Mastercard Inc.	3.800%	11/21/46	2,139	2,565
	Mastercard Inc.	3.950%	2/26/48	2,329	2,840
	Mastercard Inc.	3.650%	6/1/49	999	1,168
	Mastercard Inc.	3.850%	3/26/50	4,051	4,882
	Mastercard Inc.	2.950%	3/15/51	1,990	2,115
	MetLife Inc.	6.500%	12/15/32	1,439	2,017
	MetLife Inc.	6.375%	6/15/34	750	1,058
	MetLife Inc.	5.700%	6/15/35	2,651	3,585
[1]	MetLife Inc.	6.400%	12/15/36	2,173	2,693
[1]	MetLife Inc.	10.750%	8/1/39	526	895
	MetLife Inc.	5.875%	2/6/41	3,226	4,636
	MetLife Inc.	4.125%	8/13/42	2,448	2,904
	MetLife Inc.	4.875%	11/13/43	1,423	1,875
	MetLife Inc.	4.721%	12/15/44	1,652	2,102
	MetLife Inc.	4.050%	3/1/45	1,811	2,180
	MetLife Inc.	4.600%	5/13/46	860	1,115
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	1,358	1,638
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/39	1,444	1,727
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	3,597	4,089
	Morgan Stanley	7.250%	4/1/32	2,184	3,148
[1]	Morgan Stanley	3.971%	7/22/38	5,784	6,671
[1]	Morgan Stanley	4.457%	4/22/39	2,318	2,816
	Morgan Stanley	3.217%	4/22/42	4,887	5,146
	Morgan Stanley	6.375%	7/24/42	2,954	4,492
	Morgan Stanley	4.300%	1/27/45	4,419	5,467

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Morgan Stanley	4.375%	1/22/47	7,011	8,885
[1]	Morgan Stanley	5.597%	3/24/51	3,593	5,473
[1]	Morgan Stanley	2.802%	1/25/52	5,417	5,405
	Nasdaq Inc.	2.500%	12/21/40	985	924
	Nasdaq Inc.	3.250%	4/28/50	1,537	1,583
[1]	Nationwide Financial Services Inc.	6.750%	5/15/37	826	1,005
	Old Republic International Corp.	3.850%	6/11/51	1,500	1,660
	PayPal Holdings Inc.	3.250%	6/1/50	1,430	1,548
	Principal Financial Group Inc.	6.050%	10/15/36	365	511
	Principal Financial Group Inc.	4.625%	9/15/42	947	1,196
	Principal Financial Group Inc.	4.350%	5/15/43	979	1,201
	Principal Financial Group Inc.	4.300%	11/15/46	1,025	1,287
	Progressive Corp.	6.625%	3/1/29	1	1
	Progressive Corp.	6.250%	12/1/32	1,499	2,066
	Progressive Corp.	4.350%	4/25/44	1,640	2,063
	Progressive Corp.	3.700%	1/26/45	1,715	1,971
	Progressive Corp.	4.125%	4/15/47	1,443	1,777
	Progressive Corp.	4.200%	3/15/48	1,118	1,398
	Progressive Corp.	3.950%	3/26/50	1,140	1,397
[1]	Prudential Financial Inc.	5.700%	12/14/36	1,380	1,873
[1]	Prudential Financial Inc.	6.625%	12/1/37	846	1,235
[1]	Prudential Financial Inc.	3.000%	3/10/40	695	721
[1]	Prudential Financial Inc.	6.625%	6/21/40	860	1,301
[1]	Prudential Financial Inc.	6.200%	11/15/40	545	771
[1]	Prudential Financial Inc.	5.100%	8/15/43	516	626
[1]	Prudential Financial Inc.	4.600%	5/15/44	1,283	1,624
	Prudential Financial Inc.	3.905%	12/7/47	2,850	3,355
[1]	Prudential Financial Inc.	4.418%	3/27/48	2,262	2,866
	Prudential Financial Inc.	3.935%	12/7/49	2,676	3,206
[1]	Prudential Financial Inc.	4.350%	2/25/50	1,630	2,084
[1]	Prudential Financial Inc.	3.700%	3/13/51	990	1,142
	Raymond James Financial Inc.	4.950%	7/15/46	2,702	3,577
	Raymond James Financial Inc.	3.750%	4/1/51	1,328	1,501
[1]	Regions Bank	6.450%	6/26/37	1,010	1,434
	Regions Financial Corp.	7.375%	12/10/37	555	844
	Selective Insurance Group Inc.	5.375%	3/1/49	685	927
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	1,175	1,100
	Sumitomo Mitsui Financial Group Inc.	2.930%	9/17/41	2,150	2,132
	Transatlantic Holdings Inc.	8.000%	11/30/39	828	1,318
	Travelers Cos. Inc.	6.750%	6/20/36	1,790	2,681
[1]	Travelers Cos. Inc.	6.250%	6/15/37	2,108	3,057
	Travelers Cos. Inc.	5.350%	11/1/40	1,292	1,785
	Travelers Cos. Inc.	4.300%	8/25/45	2,118	2,670
	Travelers Cos. Inc.	3.750%	5/15/46	749	887
	Travelers Cos. Inc.	4.000%	5/30/47	1,210	1,477
	Travelers Cos. Inc.	4.050%	3/7/48	1,716	2,135
	Travelers Cos. Inc.	4.100%	3/4/49	866	1,085
	Travelers Cos. Inc.	2.550%	4/27/50	680	665
	Travelers Cos. Inc.	3.050%	6/8/51	2,075	2,216
	Travelers Property Casualty Corp.	6.375%	3/15/33	370	519
	Unum Group	5.750%	8/15/42	1,034	1,305
	Unum Group	4.500%	12/15/49	1,603	1,732
	Unum Group	4.125%	6/15/51	775	790
	Visa Inc.	4.150%	12/14/35	3,722	4,442
	Visa Inc.	2.700%	4/15/40	1,310	1,339
	Visa Inc.	4.300%	12/14/45	8,724	11,064
	Visa Inc.	3.650%	9/15/47	2,191	2,583
	Visa Inc.	2.000%	8/15/50	2,909	2,578

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Voya Financial Inc.	5.700%	7/15/43	592	823
	Voya Financial Inc.	4.800%	6/15/46	987	1,280
	W R Berkley Corp.	4.750%	8/1/44	1,386	1,761
	W R Berkley Corp.	4.000%	5/12/50	1,290	1,513
	W R Berkley Corp.	3.150%	9/30/61	1,250	1,229
	Wachovia Corp.	7.500%	4/15/35	515	757
	Wachovia Corp.	5.500%	8/1/35	1,593	2,047
[1]	Wells Fargo & Co.	5.950%	12/15/36	200	270
[1]	Wells Fargo & Co.	3.068%	4/30/41	9,230	9,492
	Wells Fargo & Co.	5.375%	11/2/43	5,446	7,243
	Wells Fargo & Co.	5.606%	1/15/44	6,670	9,051
[1]	Wells Fargo & Co.	4.650%	11/4/44	4,909	6,019
	Wells Fargo & Co.	3.900%	5/1/45	3,890	4,545
[1]	Wells Fargo & Co.	4.900%	11/17/45	5,579	7,120
[1]	Wells Fargo & Co.	4.400%	6/14/46	4,827	5,802
[1]	Wells Fargo & Co.	4.750%	12/7/46	3,113	3,918
[1]	Wells Fargo & Co.	5.013%	4/4/51	10,208	14,135
	Wells Fargo Bank NA	5.950%	8/26/36	1,552	2,104
[1]	Wells Fargo Bank NA	5.850%	2/1/37	1,663	2,240
[1]	Wells Fargo Bank NA	6.600%	1/15/38	3,673	5,391
	Western Union Co.	6.200%	11/17/36	1,487	1,858
	Westpac Banking Corp.	4.421%	7/24/39	2,621	3,111
	Westpac Banking Corp.	2.963%	11/16/40	1,843	1,828
	Willis North America Inc.	5.050%	9/15/48	900	1,167
	Willis North America Inc.	3.875%	9/15/49	1,292	1,413
	XLIT Ltd.	5.250%	12/15/43	512	716
	XLIT Ltd.	5.500%	3/31/45	1,265	1,779
					924,506
Health Care (14.4%)
	Abbott Laboratories	4.750%	11/30/36	3,450	4,428
	Abbott Laboratories	6.150%	11/30/37	1,572	2,325
	Abbott Laboratories	6.000%	4/1/39	1,035	1,528
	Abbott Laboratories	5.300%	5/27/40	1,828	2,537
	Abbott Laboratories	4.750%	4/15/43	1,878	2,481
	Abbott Laboratories	4.900%	11/30/46	6,748	9,409
	AbbVie Inc.	4.550%	3/15/35	3,881	4,631
	AbbVie Inc.	4.500%	5/14/35	6,145	7,293
	AbbVie Inc.	4.300%	5/14/36	4,514	5,263
	AbbVie Inc.	4.050%	11/21/39	7,116	8,149
	AbbVie Inc.	4.625%	10/1/42	2,325	2,817
	AbbVie Inc.	4.400%	11/6/42	3,881	4,653
	AbbVie Inc.	4.850%	6/15/44	1,810	2,288
	AbbVie Inc.	4.750%	3/15/45	2,162	2,720
	AbbVie Inc.	4.700%	5/14/45	5,375	6,701
	AbbVie Inc.	4.450%	5/14/46	5,607	6,809
	AbbVie Inc.	4.875%	11/14/48	4,085	5,315
	AbbVie Inc.	4.250%	11/21/49	13,173	15,878
	Adventist Health System	3.630%	3/1/49	955	1,074
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	544	702
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	740	852
[1]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	1,963	2,084
	Aetna Inc.	6.625%	6/15/36	1,836	2,630
	Aetna Inc.	6.750%	12/15/37	507	742
	Aetna Inc.	4.500%	5/15/42	885	1,064
	Aetna Inc.	4.125%	11/15/42	2,108	2,408
	Aetna Inc.	4.750%	3/15/44	1,193	1,485
	Aetna Inc.	3.875%	8/15/47	2,120	2,409
	AHS Hospital Corp.	5.024%	7/1/45	948	1,323

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	AHS Hospital Corp.	2.780%	7/1/51	1,230	1,250
[1]	Allina Health System	3.887%	4/15/49	412	497
	AmerisourceBergen Corp.	4.250%	3/1/45	1,495	1,741
	AmerisourceBergen Corp.	4.300%	12/15/47	1,066	1,259
	Amgen Inc.	2.000%	1/15/32	4,305	4,137
	Amgen Inc.	6.400%	2/1/39	350	501
	Amgen Inc.	3.150%	2/21/40	4,395	4,499
	Amgen Inc.	5.750%	3/15/40	344	468
	Amgen Inc.	2.800%	8/15/41	2,898	2,819
	Amgen Inc.	4.950%	10/1/41	1,746	2,202
	Amgen Inc.	5.150%	11/15/41	1,597	2,058
	Amgen Inc.	5.650%	6/15/42	555	757
	Amgen Inc.	4.400%	5/1/45	4,995	5,998
	Amgen Inc.	4.563%	6/15/48	3,212	4,010
	Amgen Inc.	3.375%	2/21/50	4,813	5,034
	Amgen Inc.	4.663%	6/15/51	7,872	10,108
	Amgen Inc.	3.000%	1/15/52	3,600	3,519
	Amgen Inc.	2.770%	9/1/53	2,747	2,593
	Anthem Inc.	5.950%	12/15/34	686	933
	Anthem Inc.	5.850%	1/15/36	1,115	1,495
	Anthem Inc.	4.625%	5/15/42	1,672	2,084
	Anthem Inc.	4.650%	1/15/43	2,626	3,268
	Anthem Inc.	5.100%	1/15/44	1,963	2,601
	Anthem Inc.	4.650%	8/15/44	2,451	3,086
	Anthem Inc.	4.375%	12/1/47	2,465	3,037
	Anthem Inc.	4.550%	3/1/48	1,650	2,075
	Anthem Inc.	3.700%	9/15/49	2,182	2,442
	Anthem Inc.	3.125%	5/15/50	2,111	2,174
	Anthem Inc.	3.600%	3/15/51	2,820	3,138
[1]	Ascension Health	3.106%	11/15/39	1,735	1,882
	Ascension Health	3.945%	11/15/46	2,462	3,110
[1]	Ascension Health	4.847%	11/15/53	745	1,109
	AstraZeneca plc	6.450%	9/15/37	6,020	8,929
	AstraZeneca plc	4.000%	9/18/42	3,230	3,882
	AstraZeneca plc	4.375%	11/16/45	1,379	1,775
	AstraZeneca plc	4.375%	8/17/48	1,994	2,595
	AstraZeneca plc	2.125%	8/6/50	1,560	1,392
	AstraZeneca plc	3.000%	5/28/51	2,315	2,459
	Banner Health	2.907%	1/1/42	750	771
[1]	Banner Health	3.181%	1/1/50	140	155
	Banner Health	2.913%	1/1/51	1,340	1,402
[1]	Baptist Health South Florida Obligated Group	3.115%	11/15/71	975	986
[1]	Baptist Healthcare System Obligated Group	3.540%	8/15/50	1,116	1,239
	Baxalta Inc.	5.250%	6/23/45	1,526	2,051
[2,3]	Baxter International Inc.	2.539%	2/1/32	4,550	4,590
	Baxter International Inc.	3.500%	8/15/46	938	1,031
[2,3]	Baxter International Inc.	3.132%	12/1/51	1,675	1,727
[1]	BayCare Health System Inc.	3.831%	11/15/50	1,363	1,691
	Baylor Scott & White Holdings	4.185%	11/15/45	1,441	1,828
	Baylor Scott & White Holdings	3.967%	11/15/46	648	799
[1]	Baylor Scott & White Holdings	2.839%	11/15/50	2,017	2,086
	Becton Dickinson & Co.	4.685%	12/15/44	404	507
	Becton Dickinson & Co.	4.669%	6/6/47	5,255	6,670
	Becton Dickinson & Co.	3.794%	5/20/50	1,660	1,893
[1]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	750	774
	Biogen Inc.	3.150%	5/1/50	4,689	4,602
[2]	Biogen Inc.	3.250%	2/15/51	3,045	3,036
[1]	Bon Secours Mercy Health Inc.	3.205%	6/1/50	860	928

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Boston Scientific Corp.	6.750%	11/15/35	425	594
	Boston Scientific Corp.	4.550%	3/1/39	2,290	2,751
	Boston Scientific Corp.	4.700%	3/1/49	3,245	4,184
	Bristol-Myers Squibb Co.	4.125%	6/15/39	3,011	3,575
	Bristol-Myers Squibb Co.	2.350%	11/13/40	1,505	1,423
	Bristol-Myers Squibb Co.	3.250%	8/1/42	1,480	1,622
	Bristol-Myers Squibb Co.	4.500%	3/1/44	1,995	2,529
	Bristol-Myers Squibb Co.	4.625%	5/15/44	2,871	3,671
	Bristol-Myers Squibb Co.	5.000%	8/15/45	4,022	5,425
	Bristol-Myers Squibb Co.	4.350%	11/15/47	3,255	4,085
	Bristol-Myers Squibb Co.	4.550%	2/20/48	3,493	4,513
	Bristol-Myers Squibb Co.	4.250%	10/26/49	8,272	10,337
	Bristol-Myers Squibb Co.	2.550%	11/13/50	1,520	1,452
	Cardinal Health Inc.	4.600%	3/15/43	470	550
	Cardinal Health Inc.	4.500%	11/15/44	769	884
	Cardinal Health Inc.	4.900%	9/15/45	1,675	2,040
	Cardinal Health Inc.	4.368%	6/15/47	696	793
[1]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/50	890	959
	Children's Health System of Texas	2.511%	8/15/50	1,305	1,260
[1]	Children's Hospital	2.928%	7/15/50	840	863
[1]	Children's Hospital Corp.	4.115%	1/1/47	655	834
[1]	Children's Hospital Corp.	2.585%	2/1/50	1,265	1,254
	Children's Hospital Medical Center	4.268%	5/15/44	790	1,000
[1]	Children's Hospital of Philadelphia	2.704%	7/1/50	1,300	1,299
	Cigna Corp.	4.800%	8/15/38	4,549	5,582
	Cigna Corp.	3.200%	3/15/40	1,113	1,145
[1]	Cigna Corp.	6.125%	11/15/41	1,338	1,900
[1]	Cigna Corp.	4.800%	7/15/46	4,160	5,270
[1]	Cigna Corp.	3.875%	10/15/47	3,028	3,394
	Cigna Corp.	4.900%	12/15/48	6,268	8,120
	Cigna Corp.	3.400%	3/15/50	3,388	3,545
	Cigna Corp.	3.400%	3/15/51	1,652	1,750
[1]	City of Hope	5.623%	11/15/43	567	814
[1]	City of Hope	4.378%	8/15/48	1,220	1,561
[1]	CommonSpirit Health	4.350%	11/1/42	2,212	2,542
	CommonSpirit Health	3.817%	10/1/49	1,525	1,793
	CommonSpirit Health	4.187%	10/1/49	1,461	1,743
	CommonSpirit Health	3.910%	10/1/50	900	1,036
[1]	Community Health Network Inc.	3.099%	5/1/50	1,100	1,133
[1]	Cottage Health Obligated Group	3.304%	11/1/49	1,304	1,448
	CVS Health Corp.	4.875%	7/20/35	3,247	3,972
	CVS Health Corp.	4.780%	3/25/38	9,981	12,195
	CVS Health Corp.	6.125%	9/15/39	836	1,175
	CVS Health Corp.	4.125%	4/1/40	3,281	3,763
	CVS Health Corp.	2.700%	8/21/40	2,546	2,437
	CVS Health Corp.	5.300%	12/5/43	2,570	3,414
	CVS Health Corp.	5.125%	7/20/45	6,455	8,476
	CVS Health Corp.	5.050%	3/25/48	18,997	25,127
	CVS Health Corp.	4.250%	4/1/50	875	1,065
	Danaher Corp.	4.375%	9/15/45	717	912
	Danaher Corp.	2.600%	10/1/50	3,025	2,956
[1]	Dartmouth-Hitchcock Health	4.178%	8/1/48	728	884
	DH Europe Finance II Sarl	3.250%	11/15/39	2,057	2,210
	DH Europe Finance II Sarl	3.400%	11/15/49	1,015	1,129
	Dignity Health	4.500%	11/1/42	1,025	1,231
	Dignity Health	5.267%	11/1/64	424	607
[1]	Duke University Health System Inc.	3.920%	6/1/47	1,363	1,668

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Eli Lilly & Co.	3.950%	3/15/49	2,663	3,335
	Eli Lilly & Co.	2.250%	5/15/50	3,075	2,865
	Eli Lilly & Co.	2.500%	9/15/60	3,985	3,779
[1]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/49	460	543
	Gilead Sciences Inc.	4.600%	9/1/35	3,790	4,580
	Gilead Sciences Inc.	4.000%	9/1/36	1,865	2,142
	Gilead Sciences Inc.	2.600%	10/1/40	905	866
	Gilead Sciences Inc.	5.650%	12/1/41	2,380	3,272
	Gilead Sciences Inc.	4.800%	4/1/44	5,406	6,831
	Gilead Sciences Inc.	4.500%	2/1/45	5,051	6,221
	Gilead Sciences Inc.	4.750%	3/1/46	3,548	4,500
	Gilead Sciences Inc.	4.150%	3/1/47	2,082	2,467
	Gilead Sciences Inc.	2.800%	10/1/50	2,680	2,606
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	827	1,100
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	6,453	9,588
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	879	1,080
[1]	Hackensack Meridian Health Inc.	2.675%	9/1/41	742	740
	Hackensack Meridian Health Inc.	4.211%	7/1/48	890	1,143
[1]	Hackensack Meridian Health Inc.	2.875%	9/1/50	1,085	1,121
	Hackensack Meridian Health Inc.	4.500%	7/1/57	848	1,162
[1]	Hartford HealthCare Corp.	3.447%	7/1/54	646	689
	HCA Inc.	5.125%	6/15/39	2,890	3,553
	HCA Inc.	5.500%	6/15/47	3,154	4,148
	HCA Inc.	5.250%	6/15/49	4,135	5,330
	HCA Inc.	3.500%	7/15/51	3,575	3,653
	Humana Inc.	2.150%	2/3/32	1,330	1,284
	Humana Inc.	4.625%	12/1/42	2,163	2,665
	Humana Inc.	4.950%	10/1/44	1,199	1,560
	Humana Inc.	4.800%	3/15/47	820	1,064
	Humana Inc.	3.950%	8/15/49	645	754
	IHC Health Services Inc.	4.131%	5/15/48	926	1,197
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	1,046	1,298
[1]	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	750	773
[1]	Integris Baptist Medical Center Inc.	3.875%	8/15/50	1,350	1,577
[1]	Iowa Health System	3.665%	2/15/50	255	295
	Johns Hopkins Health System Corp.	3.837%	5/15/46	1,512	1,842
	Johnson & Johnson	4.950%	5/15/33	844	1,085
	Johnson & Johnson	4.375%	12/5/33	2,901	3,563
	Johnson & Johnson	3.550%	3/1/36	2,624	2,999
	Johnson & Johnson	3.625%	3/3/37	3,416	3,947
	Johnson & Johnson	5.950%	8/15/37	2,202	3,192
	Johnson & Johnson	3.400%	1/15/38	3,596	4,060
	Johnson & Johnson	5.850%	7/15/38	1,851	2,683
	Johnson & Johnson	2.100%	9/1/40	1,272	1,217
	Johnson & Johnson	4.500%	9/1/40	1,192	1,519
	Johnson & Johnson	4.850%	5/15/41	1,591	2,130
	Johnson & Johnson	4.500%	12/5/43	1,256	1,618
	Johnson & Johnson	3.700%	3/1/46	4,353	5,201
	Johnson & Johnson	3.750%	3/3/47	1,190	1,436
	Johnson & Johnson	3.500%	1/15/48	1,114	1,303
	Johnson & Johnson	2.250%	9/1/50	1,065	1,008
	Johnson & Johnson	2.450%	9/1/60	2,602	2,500
[1]	Kaiser Foundation Hospitals	2.810%	6/1/41	2,505	2,557
	Kaiser Foundation Hospitals	4.875%	4/1/42	1,860	2,494
	Kaiser Foundation Hospitals	4.150%	5/1/47	4,271	5,363
[1]	Kaiser Foundation Hospitals	3.266%	11/1/49	1,831	2,039
[1]	Kaiser Foundation Hospitals	3.002%	6/1/51	2,405	2,524

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Koninklijke Philips NV	6.875%	3/11/38	2,038	3,030
	Koninklijke Philips NV	5.000%	3/15/42	569	734
	Laboratory Corp. of America Holdings	4.700%	2/1/45	1,700	2,096
[1]	Mass General Brigham Inc.	3.765%	7/1/48	750	897
[1]	Mass General Brigham Inc.	3.192%	7/1/49	1,172	1,292
[1]	Mass General Brigham Inc.	4.117%	7/1/55	370	467
[1]	Mass General Brigham Inc.	3.342%	7/1/60	1,770	1,993
[1]	Mayo Clinic	4.000%	11/15/47	863	1,077
[1]	Mayo Clinic	4.128%	11/15/52	725	938
[1]	Mayo Clinic	3.196%	11/15/61	1,695	1,820
[1]	McLaren Health Care Corp.	4.386%	5/15/48	1,025	1,325
[1]	MedStar Health Inc.	3.626%	8/15/49	780	879
	Medtronic Inc.	4.375%	3/15/35	5,390	6,631
	Medtronic Inc.	4.625%	3/15/45	4,258	5,670
	Memorial Health Services	3.447%	11/1/49	775	891
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	595	805
[1]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	1,255	1,315
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	1,570	2,024
[1]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	644	862
	Merck & Co. Inc.	6.500%	12/1/33	1,600	2,340
	Merck & Co. Inc.	3.900%	3/7/39	2,643	3,093
	Merck & Co. Inc.	2.350%	6/24/40	1,787	1,710
	Merck & Co. Inc.	3.600%	9/15/42	1,805	2,040
	Merck & Co. Inc.	4.150%	5/18/43	2,917	3,547
	Merck & Co. Inc.	3.700%	2/10/45	4,731	5,495
	Merck & Co. Inc.	4.000%	3/7/49	3,368	4,160
	Merck & Co. Inc.	2.450%	6/24/50	2,736	2,618
	Merck Sharp & Dohme Corp.	5.750%	11/15/36	529	719
[1]	Methodist Hospital	2.705%	12/1/50	1,395	1,389
[1]	MidMichigan Health	3.409%	6/1/50	845	947
[1]	Montefiore Obligated Group	5.246%	11/1/48	1,095	1,299
	Montefiore Obligated Group	4.287%	9/1/50	592	619
[1]	Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	625	722
[1]	Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	785	867
[1]	Mount Sinai Hospitals Group Inc.	3.391%	7/1/50	1,480	1,577
	MultiCare Health System	2.803%	8/15/50	725	730
	Mylan Inc.	5.400%	11/29/43	1,945	2,440
	Mylan Inc.	5.200%	4/15/48	1,459	1,806
	New York & Presbyterian Hospital	2.256%	8/1/40	756	728
	New York & Presbyterian Hospital	4.024%	8/1/45	878	1,118
	New York & Presbyterian Hospital	4.063%	8/1/56	1,138	1,482
	New York & Presbyterian Hospital	2.606%	8/1/60	1,038	981
[1]	New York & Presbyterian Hospital	3.954%	8/1/19	1,122	1,400
	Northwell Healthcare Inc.	3.979%	11/1/46	1,665	1,935
	Northwell Healthcare Inc.	4.260%	11/1/47	1,580	1,915
	Northwell Healthcare Inc.	3.809%	11/1/49	1,050	1,210
[1]	Northwestern Memorial Healthcare Obligated Group	2.633%	7/15/51	460	452
	Novant Health Inc.	2.637%	11/1/36	1,765	1,787
	Novant Health Inc.	3.168%	11/1/51	1,660	1,814
	Novartis Capital Corp.	3.700%	9/21/42	1,354	1,581
	Novartis Capital Corp.	4.400%	5/6/44	5,188	6,673
	Novartis Capital Corp.	4.000%	11/20/45	2,089	2,565
	Novartis Capital Corp.	2.750%	8/14/50	2,463	2,526
[1]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/50	1,045	1,023
[1]	NYU Langone Hospitals	5.750%	7/1/43	995	1,452
	NYU Langone Hospitals	4.784%	7/1/44	817	1,062

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	NYU Langone Hospitals	4.368%	7/1/47	798	958
[1]	NYU Langone Hospitals	3.380%	7/1/55	1,597	1,713
	OhioHealth Corp.	2.834%	11/15/41	675	698
[1]	OhioHealth Corp.	3.042%	11/15/50	861	907
	Orlando Health Obligated Group	4.089%	10/1/48	648	787
	Orlando Health Obligated Group	3.327%	10/1/50	925	1,007
[1]	PeaceHealth Obligated Group	4.787%	11/15/48	840	1,154
[1]	PeaceHealth Obligated Group	3.218%	11/15/50	840	904
	PerkinElmer Inc.	3.625%	3/15/51	620	681
	Pfizer Inc.	4.000%	12/15/36	3,929	4,665
	Pfizer Inc.	4.100%	9/15/38	1,185	1,419
	Pfizer Inc.	3.900%	3/15/39	2,277	2,671
	Pfizer Inc.	7.200%	3/15/39	4,371	7,046
	Pfizer Inc.	2.550%	5/28/40	2,553	2,543
	Pfizer Inc.	4.300%	6/15/43	2,691	3,334
	Pfizer Inc.	4.400%	5/15/44	3,638	4,595
	Pfizer Inc.	4.125%	12/15/46	2,532	3,147
	Pfizer Inc.	4.200%	9/15/48	1,742	2,207
	Pfizer Inc.	4.000%	3/15/49	2,108	2,611
	Pfizer Inc.	2.700%	5/28/50	3,381	3,425
[1]	Piedmont Healthcare Inc.	2.044%	1/1/32	750	732
	Piedmont Healthcare Inc.	2.864%	1/1/52	885	888
[1]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	1,160	1,361
[1]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	975	1,174
[1]	Rady Children's Hospital-San Diego	3.154%	8/15/51	1,000	1,098
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	1,258	1,187
	Royalty Pharma plc	3.300%	9/2/40	1,725	1,728
	Royalty Pharma plc	3.550%	9/2/50	2,420	2,435
	Royalty Pharma plc	3.350%	9/2/51	1,630	1,588
	RWJ Barnabas Health Inc.	3.949%	7/1/46	1,241	1,492
[1]	Seattle Children's Hospital	2.719%	10/1/50	875	870
[1]	Sharp HealthCare	2.680%	8/1/50	585	579
[1]	Spectrum Health System Obligated Group	3.487%	7/15/49	860	981
[1]	Stanford Health Care	3.795%	11/15/48	1,080	1,312
	Stanford Health Care	3.027%	8/15/51	1,063	1,157
	STERIS Irish FinCo Unltd. Co.	3.750%	3/15/51	1,795	1,992
	Stryker Corp.	4.100%	4/1/43	1,002	1,184
	Stryker Corp.	4.375%	5/15/44	1,509	1,856
	Stryker Corp.	4.625%	3/15/46	1,613	2,097
	Stryker Corp.	2.900%	6/15/50	1,117	1,143
	Summa Health	3.511%	11/15/51	385	420
[1]	Sutter Health	3.161%	8/15/40	860	895
[1]	Sutter Health	4.091%	8/15/48	980	1,203
[1]	Sutter Health	3.361%	8/15/50	1,210	1,326
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	3,667	3,713
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	4,321	4,417
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	2,790	2,961
	Texas Health Resources	2.328%	11/15/50	1,320	1,235
[1]	Texas Health Resources	4.330%	11/15/55	386	520
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	2,925	2,969
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	1,698	2,380
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	1,531	1,929
	Toledo Hospital	5.750%	11/15/38	610	720
	Toledo Hospital	6.015%	11/15/48	1,240	1,537
[1]	Trinity Health Corp.	2.632%	12/1/40	1,290	1,289
	Trinity Health Corp.	4.125%	12/1/45	765	976
[1]	Trinity Health Corp.	3.434%	12/1/48	670	760
	UnitedHealth Group Inc.	4.625%	7/15/35	2,873	3,581

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	5.800%	3/15/36	516	712
	UnitedHealth Group Inc.	6.500%	6/15/37	985	1,462
	UnitedHealth Group Inc.	6.625%	11/15/37	2,774	4,146
	UnitedHealth Group Inc.	6.875%	2/15/38	883	1,363
	UnitedHealth Group Inc.	3.500%	8/15/39	2,731	3,021
	UnitedHealth Group Inc.	2.750%	5/15/40	1,472	1,482
	UnitedHealth Group Inc.	5.700%	10/15/40	1,525	2,140
	UnitedHealth Group Inc.	5.950%	2/15/41	1,131	1,637
	UnitedHealth Group Inc.	3.050%	5/15/41	3,290	3,438
	UnitedHealth Group Inc.	4.625%	11/15/41	1,358	1,711
	UnitedHealth Group Inc.	4.375%	3/15/42	1,733	2,117
	UnitedHealth Group Inc.	3.950%	10/15/42	2,476	2,923
	UnitedHealth Group Inc.	4.250%	3/15/43	1,645	2,009
	UnitedHealth Group Inc.	4.750%	7/15/45	2,504	3,306
	UnitedHealth Group Inc.	4.200%	1/15/47	1,848	2,272
	UnitedHealth Group Inc.	4.250%	4/15/47	932	1,167
	UnitedHealth Group Inc.	3.750%	10/15/47	2,133	2,470
	UnitedHealth Group Inc.	4.250%	6/15/48	2,808	3,505
	UnitedHealth Group Inc.	4.450%	12/15/48	2,410	3,100
	UnitedHealth Group Inc.	3.700%	8/15/49	3,580	4,143
	UnitedHealth Group Inc.	2.900%	5/15/50	2,254	2,306
	UnitedHealth Group Inc.	3.250%	5/15/51	5,750	6,250
	UnitedHealth Group Inc.	3.875%	8/15/59	3,383	4,090
	UnitedHealth Group Inc.	3.125%	5/15/60	1,730	1,802
	Utah Acquisition Sub Inc.	5.250%	6/15/46	2,744	3,378
	Viatris Inc.	3.850%	6/22/40	2,999	3,192
	Viatris Inc.	4.000%	6/22/50	4,233	4,559
[1]	West Virginia United Health System Obligated Group	3.129%	6/1/50	915	938
[1]	Willis-Knighton Medical Center	4.813%	9/1/48	300	397
[1]	Willis-Knighton Medical Center	3.065%	3/1/51	1,425	1,461
	Wyeth LLC	6.500%	2/1/34	2,154	3,078
	Wyeth LLC	6.000%	2/15/36	1,613	2,274
	Wyeth LLC	5.950%	4/1/37	2,863	4,065
[1]	Yale-New Haven Health Services Corp.	2.496%	7/1/50	850	811
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	900	1,219
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	1,097	1,338
	Zoetis Inc.	4.700%	2/1/43	1,705	2,184
	Zoetis Inc.	3.950%	9/12/47	1,441	1,725
	Zoetis Inc.	4.450%	8/20/48	1,998	2,590
	Zoetis Inc.	3.000%	5/15/50	550	585
					884,726
Industrials (8.6%)
[1]	3M Co.	5.700%	3/15/37	1,045	1,464
[1]	3M Co.	3.875%	6/15/44	750	892
[1]	3M Co.	3.125%	9/19/46	1,184	1,267
[1]	3M Co.	3.625%	10/15/47	1,657	1,930
[1]	3M Co.	4.000%	9/14/48	3,892	4,782
	3M Co.	3.250%	8/26/49	270	297
	3M Co.	3.700%	4/15/50	3,276	3,895
[1]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/32	1,837	1,863
[1]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/34	750	728
	Boeing Co.	6.125%	2/15/33	516	657
	Boeing Co.	3.600%	5/1/34	3,598	3,751
	Boeing Co.	3.250%	2/1/35	1,273	1,273
	Boeing Co.	6.625%	2/15/38	1,153	1,549

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Boeing Co.	3.550%	3/1/38	1,643	1,667
	Boeing Co.	3.500%	3/1/39	1,014	1,013
	Boeing Co.	6.875%	3/15/39	954	1,327
	Boeing Co.	5.875%	2/15/40	2,229	2,875
	Boeing Co.	5.705%	5/1/40	5,231	6,681
	Boeing Co.	3.650%	3/1/47	1,500	1,502
	Boeing Co.	3.625%	3/1/48	1,523	1,531
	Boeing Co.	3.850%	11/1/48	2,215	2,309
	Boeing Co.	3.900%	5/1/49	2,751	2,888
	Boeing Co.	3.750%	2/1/50	2,291	2,376
	Boeing Co.	5.805%	5/1/50	11,412	15,396
	Boeing Co.	3.825%	3/1/59	1,585	1,586
	Boeing Co.	3.950%	8/1/59	1,642	1,713
	Boeing Co.	5.930%	5/1/60	7,063	9,810
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	255	365
	Burlington Northern Santa Fe LLC	6.150%	5/1/37	471	681
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	2,398	3,336
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	1,261	1,656
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	1,414	1,923
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	1,326	1,740
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	1,718	2,127
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	2,144	2,638
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	2,219	2,738
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	1,700	2,299
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	1,692	2,235
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	1,835	2,322
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	3,589	4,380
	Burlington Northern Santa Fe LLC	4.700%	9/1/45	1,005	1,321
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	1,475	1,747
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	2,285	2,792
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	1,865	2,274
	Burlington Northern Santa Fe LLC	3.550%	2/15/50	1,106	1,259
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	1,635	1,714
	Burlington Northern Santa Fe LLC	3.300%	9/15/51	2,277	2,497
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	1,000	1,016
	Canadian National Railway Co.	6.250%	8/1/34	608	847
	Canadian National Railway Co.	6.200%	6/1/36	382	537
	Canadian National Railway Co.	6.375%	11/15/37	1,491	2,160
	Canadian National Railway Co.	4.500%	11/7/43	200	242
	Canadian National Railway Co.	3.200%	8/2/46	1,286	1,381
	Canadian National Railway Co.	3.650%	2/3/48	1,977	2,273
	Canadian National Railway Co.	4.450%	1/20/49	993	1,288
	Canadian National Railway Co.	2.450%	5/1/50	1,097	1,031
[3]	Canadian Pacific Railway Co.	2.450%	12/2/31	3,000	3,037
	Canadian Pacific Railway Co.	4.800%	9/15/35	1,272	1,579
	Canadian Pacific Railway Co.	5.950%	5/15/37	1,365	1,874
[3]	Canadian Pacific Railway Co.	3.000%	12/2/41	2,250	2,292
	Canadian Pacific Railway Co.	4.800%	8/1/45	1,050	1,368
[3]	Canadian Pacific Railway Co.	3.100%	12/2/51	4,750	4,890
	Canadian Pacific Railway Co.	6.125%	9/15/15	1,653	2,502
	Carrier Global Corp.	3.377%	4/5/40	3,499	3,658
	Carrier Global Corp.	3.577%	4/5/50	5,640	6,025
	Caterpillar Inc.	5.300%	9/15/35	888	1,178
	Caterpillar Inc.	6.050%	8/15/36	370	530
	Caterpillar Inc.	5.200%	5/27/41	1,606	2,208
	Caterpillar Inc.	3.803%	8/15/42	3,414	4,012
	Caterpillar Inc.	4.300%	5/15/44	845	1,080
	Caterpillar Inc.	3.250%	9/19/49	4,350	4,824

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Caterpillar Inc.	3.250%	4/9/50	2,610	2,914
	Caterpillar Inc.	4.750%	5/15/64	575	846
	Crane Co.	4.200%	3/15/48	704	794
	CSX Corp.	6.000%	10/1/36	883	1,225
	CSX Corp.	6.150%	5/1/37	1,277	1,805
	CSX Corp.	6.220%	4/30/40	1,403	2,032
	CSX Corp.	5.500%	4/15/41	451	610
	CSX Corp.	4.750%	5/30/42	1,715	2,156
	CSX Corp.	4.400%	3/1/43	752	907
	CSX Corp.	4.100%	3/15/44	874	1,030
	CSX Corp.	3.800%	11/1/46	2,651	3,050
	CSX Corp.	4.300%	3/1/48	2,123	2,609
	CSX Corp.	4.750%	11/15/48	868	1,148
	CSX Corp.	4.500%	3/15/49	1,651	2,110
	CSX Corp.	3.350%	9/15/49	1,705	1,844
	CSX Corp.	3.800%	4/15/50	736	863
	CSX Corp.	3.950%	5/1/50	1,550	1,859
	CSX Corp.	2.500%	5/15/51	1,845	1,719
	CSX Corp.	4.500%	8/1/54	956	1,235
	CSX Corp.	4.250%	11/1/66	661	825
	CSX Corp.	4.650%	3/1/68	1,364	1,818
	Cummins Inc.	4.875%	10/1/43	748	1,004
	Cummins Inc.	2.600%	9/1/50	1,410	1,360
	Deere & Co.	3.900%	6/9/42	2,702	3,267
	Deere & Co.	2.875%	9/7/49	1,820	1,909
	Deere & Co.	3.750%	4/15/50	1,208	1,465
	Dover Corp.	5.375%	10/15/35	575	726
	Dover Corp.	5.375%	3/1/41	978	1,273
	Eaton Corp.	4.000%	11/2/32	1,153	1,332
	Eaton Corp.	4.150%	11/2/42	1,708	2,030
	Eaton Corp.	3.915%	9/15/47	906	1,068
	Emerson Electric Co.	5.250%	11/15/39	485	655
	Emerson Electric Co.	2.750%	10/15/50	707	704
	FedEx Corp.	4.900%	1/15/34	2,676	3,264
	FedEx Corp.	3.900%	2/1/35	1,895	2,126
	FedEx Corp.	3.250%	5/15/41	1,030	1,054
	FedEx Corp.	3.875%	8/1/42	775	852
	FedEx Corp.	4.100%	4/15/43	2,168	2,458
	FedEx Corp.	5.100%	1/15/44	1,913	2,458
	FedEx Corp.	4.750%	11/15/45	2,415	3,002
	FedEx Corp.	4.550%	4/1/46	2,100	2,550
	FedEx Corp.	4.400%	1/15/47	2,186	2,605
	FedEx Corp.	4.050%	2/15/48	1,820	2,080
	FedEx Corp.	4.950%	10/17/48	2,532	3,273
	FedEx Corp.	5.250%	5/15/50	2,616	3,538
[1]	FedEx Corp. Pass-Through Trust Class AA Series 2020-1	1.875%	2/20/34	1,780	1,756
	Fortive Corp.	4.300%	6/15/46	1,248	1,528
	General Dynamics Corp.	4.250%	4/1/40	3,040	3,715
	General Dynamics Corp.	2.850%	6/1/41	1,245	1,287
	General Dynamics Corp.	3.600%	11/15/42	432	495
	General Dynamics Corp.	4.250%	4/1/50	622	806
[1]	General Electric Co.	6.750%	3/15/32	6,491	9,016
[1]	General Electric Co.	6.150%	8/7/37	2,000	2,860
[1]	General Electric Co.	5.875%	1/14/38	6,000	8,533
[1]	General Electric Co.	6.875%	1/10/39	2,231	3,472
	General Electric Co.	4.250%	5/1/40	900	1,114
	General Electric Co.	4.125%	10/9/42	1,170	1,412

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Electric Co.	4.350%	5/1/50	2,760	3,661
	Honeywell International Inc.	5.700%	3/15/36	433	595
	Honeywell International Inc.	5.700%	3/15/37	883	1,218
	Honeywell International Inc.	5.375%	3/1/41	876	1,226
	Honeywell International Inc.	3.812%	11/21/47	2,429	2,961
	Honeywell International Inc.	2.800%	6/1/50	1,105	1,159
	Illinois Tool Works Inc.	4.875%	9/15/41	1,156	1,520
	Illinois Tool Works Inc.	3.900%	9/1/42	2,571	3,040
[1]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/32	210	211
[1]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/32	2,477	2,674
[1]	Johnson Controls International plc	6.000%	1/15/36	670	929
[1]	Johnson Controls International plc	4.625%	7/2/44	2,571	3,185
	Johnson Controls International plc	4.500%	2/15/47	441	552
[1]	Johnson Controls International plc	4.950%	7/2/64	1,405	1,917
[1]	Kansas City Southern	4.300%	5/15/43	904	1,075
[1]	Kansas City Southern	4.950%	8/15/45	1,045	1,375
	Kansas City Southern	4.700%	5/1/48	1,340	1,700
	Kansas City Southern	3.500%	5/1/50	1,113	1,222
	Kansas City Southern	4.200%	11/15/69	969	1,176
	L3Harris Technologies Inc.	4.854%	4/27/35	1,387	1,713
	Lockheed Martin Corp.	3.600%	3/1/35	1,588	1,791
	Lockheed Martin Corp.	4.500%	5/15/36	1,952	2,406
[1]	Lockheed Martin Corp.	6.150%	9/1/36	1,680	2,395
	Lockheed Martin Corp.	5.720%	6/1/40	489	680
	Lockheed Martin Corp.	4.850%	9/15/41	410	528
	Lockheed Martin Corp.	4.070%	12/15/42	3,208	3,834
	Lockheed Martin Corp.	3.800%	3/1/45	3,400	3,972
	Lockheed Martin Corp.	4.700%	5/15/46	3,467	4,585
	Lockheed Martin Corp.	2.800%	6/15/50	959	972
	Lockheed Martin Corp.	4.090%	9/15/52	2,932	3,664
	Norfolk Southern Corp.	7.050%	5/1/37	172	248
	Norfolk Southern Corp.	4.837%	10/1/41	1,300	1,667
	Norfolk Southern Corp.	3.950%	10/1/42	1,092	1,270
	Norfolk Southern Corp.	4.450%	6/15/45	1,503	1,876
	Norfolk Southern Corp.	4.650%	1/15/46	425	547
	Norfolk Southern Corp.	3.942%	11/1/47	2,347	2,776
	Norfolk Southern Corp.	4.150%	2/28/48	1,185	1,433
	Norfolk Southern Corp.	4.100%	5/15/49	2,150	2,611
	Norfolk Southern Corp.	3.400%	11/1/49	2,092	2,286
	Norfolk Southern Corp.	3.050%	5/15/50	1,950	2,010
	Norfolk Southern Corp.	4.050%	8/15/52	2,023	2,454
	Norfolk Southern Corp.	3.155%	5/15/55	2,720	2,835
	Norfolk Southern Corp.	4.100%	5/15/21	1,050	1,223
	Northrop Grumman Corp.	5.150%	5/1/40	2,597	3,400
	Northrop Grumman Corp.	5.050%	11/15/40	1,267	1,651
	Northrop Grumman Corp.	4.750%	6/1/43	2,371	3,016
	Northrop Grumman Corp.	3.850%	4/15/45	1,954	2,257
	Northrop Grumman Corp.	4.030%	10/15/47	4,440	5,344
	Northrop Grumman Corp.	5.250%	5/1/50	1,655	2,352
	Otis Worldwide Corp.	3.112%	2/15/40	1,986	2,053
	Otis Worldwide Corp.	3.362%	2/15/50	1,080	1,166
[1]	Parker-Hannifin Corp.	4.200%	11/21/34	1,870	2,159
[1]	Parker-Hannifin Corp.	6.250%	5/15/38	915	1,288
[1]	Parker-Hannifin Corp.	4.450%	11/21/44	793	967
	Parker-Hannifin Corp.	4.100%	3/1/47	1,646	1,934
	Parker-Hannifin Corp.	4.000%	6/14/49	1,605	1,906

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Precision Castparts Corp.	3.900%	1/15/43	1,176	1,361
	Precision Castparts Corp.	4.375%	6/15/45	841	1,054
	Raytheon Technologies Corp.	5.400%	5/1/35	1,641	2,163
	Raytheon Technologies Corp.	6.050%	6/1/36	2,212	3,095
	Raytheon Technologies Corp.	6.125%	7/15/38	1,227	1,759
	Raytheon Technologies Corp.	4.450%	11/16/38	1,672	2,044
	Raytheon Technologies Corp.	4.875%	10/15/40	868	1,116
	Raytheon Technologies Corp.	4.700%	12/15/41	1,026	1,291
	Raytheon Technologies Corp.	4.500%	6/1/42	5,555	6,894
	Raytheon Technologies Corp.	4.800%	12/15/43	1,073	1,371
	Raytheon Technologies Corp.	4.150%	5/15/45	2,451	2,920
	Raytheon Technologies Corp.	3.750%	11/1/46	3,166	3,583
	Raytheon Technologies Corp.	4.350%	4/15/47	3,205	3,956
	Raytheon Technologies Corp.	4.050%	5/4/47	1,150	1,364
	Raytheon Technologies Corp.	4.625%	11/16/48	1,820	2,364
	Raytheon Technologies Corp.	3.125%	7/1/50	2,510	2,610
	Raytheon Technologies Corp.	2.820%	9/1/51	2,120	2,072
	Raytheon Technologies Corp.	3.030%	3/15/52	1,225	1,247
	Republic Services Inc.	1.750%	2/15/32	2,015	1,906
	Republic Services Inc.	6.200%	3/1/40	645	932
	Republic Services Inc.	5.700%	5/15/41	890	1,237
	Republic Services Inc.	3.050%	3/1/50	1,195	1,238
	Rockwell Automation Inc.	4.200%	3/1/49	1,370	1,742
	Rockwell Automation Inc.	2.800%	8/15/61	1,000	1,007
	Trane Technologies Global Holding Co. Ltd.	5.750%	6/15/43	890	1,287
	Trane Technologies Global Holding Co. Ltd.	4.300%	2/21/48	1,310	1,619
	Trane Technologies Luxembourg Finance SA	4.650%	11/1/44	726	917
	Trane Technologies Luxembourg Finance SA	4.500%	3/21/49	315	397
	Tyco Electronics Group SA	7.125%	10/1/37	845	1,299
	Union Pacific Corp.	3.375%	2/1/35	1,921	2,099
	Union Pacific Corp.	2.891%	4/6/36	1,795	1,876
	Union Pacific Corp.	3.600%	9/15/37	685	773
[1]	Union Pacific Corp.	3.550%	8/15/39	1,008	1,126
	Union Pacific Corp.	3.200%	5/20/41	2,205	2,361
	Union Pacific Corp.	4.050%	3/1/46	1,369	1,648
	Union Pacific Corp.	3.350%	8/15/46	1,120	1,222
	Union Pacific Corp.	4.000%	4/15/47	2,846	3,430
	Union Pacific Corp.	3.250%	2/5/50	3,473	3,767
	Union Pacific Corp.	3.799%	10/1/51	1,751	2,064
	Union Pacific Corp.	2.950%	3/10/52	2,440	2,503
	Union Pacific Corp.	3.875%	2/1/55	803	950
	Union Pacific Corp.	3.950%	8/15/59	2,135	2,586
	Union Pacific Corp.	3.839%	3/20/60	2,754	3,267
	Union Pacific Corp.	3.550%	5/20/61	1,325	1,494
	Union Pacific Corp.	2.973%	9/16/62	2,987	3,009
	Union Pacific Corp.	3.750%	2/5/70	510	594
	Union Pacific Corp.	3.799%	4/6/71	5,266	6,208
[1]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/32	1,450	1,448
	United Parcel Service Inc.	6.200%	1/15/38	1,502	2,188
	United Parcel Service Inc.	5.200%	4/1/40	2,548	3,452
	United Parcel Service Inc.	4.875%	11/15/40	2,013	2,662
	United Parcel Service Inc.	3.625%	10/1/42	1,537	1,776
	United Parcel Service Inc.	3.400%	11/15/46	1,950	2,218
	United Parcel Service Inc.	3.750%	11/15/47	1,605	1,935
	United Parcel Service Inc.	4.250%	3/15/49	2,556	3,326
	United Parcel Service Inc.	3.400%	9/1/49	1,269	1,461
	United Parcel Service Inc.	5.300%	4/1/50	1,856	2,765

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Valmont Industries Inc.	5.000%	10/1/44	940	1,173
	Valmont Industries Inc.	5.250%	10/1/54	783	1,015
	Waste Connections Inc.	2.200%	1/15/32	850	832
	Waste Connections Inc.	3.050%	4/1/50	749	768
	Waste Connections Inc.	2.950%	1/15/52	2,370	2,366
	Waste Management Inc.	2.950%	6/1/41	1,540	1,606
	Waste Management Inc.	4.150%	7/15/49	1,340	1,710
	Waste Management Inc.	2.500%	11/15/50	1,435	1,377
	WW Grainger Inc.	4.600%	6/15/45	833	1,092
	WW Grainger Inc.	3.750%	5/15/46	871	1,034
	WW Grainger Inc.	4.200%	5/15/47	1,255	1,598
	Xylem Inc.	4.375%	11/1/46	753	919
					532,552
Materials (3.7%)
	Air Products and Chemicals Inc.	2.700%	5/15/40	1,730	1,761
	Air Products and Chemicals Inc.	2.800%	5/15/50	1,940	2,005
	Albemarle Corp.	5.450%	12/1/44	685	902
	ArcelorMittal SA	7.000%	10/15/39	1,400	1,928
	ArcelorMittal SA	6.750%	3/1/41	1,175	1,596
	Barrick Gold Corp.	6.450%	10/15/35	925	1,273
	Barrick Gold Corp.	5.250%	4/1/42	2,090	2,745
	Barrick North America Finance LLC	5.700%	5/30/41	930	1,277
	Barrick North America Finance LLC	5.750%	5/1/43	1,949	2,699
	Barrick PD Australia Finance Pty. Ltd.	5.950%	10/15/39	2,402	3,307
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	1,980	2,362
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	5,153	6,861
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	890	1,027
	CF Industries Inc.	5.150%	3/15/34	1,780	2,140
	CF Industries Inc.	4.950%	6/1/43	1,840	2,218
	CF Industries Inc.	5.375%	3/15/44	1,485	1,879
	Dow Chemical Co.	4.250%	10/1/34	942	1,094
	Dow Chemical Co.	9.400%	5/15/39	648	1,172
	Dow Chemical Co.	5.250%	11/15/41	1,868	2,421
	Dow Chemical Co.	4.375%	11/15/42	3,194	3,830
	Dow Chemical Co.	4.625%	10/1/44	2,413	2,982
	Dow Chemical Co.	5.550%	11/30/48	1,270	1,807
	Dow Chemical Co.	4.800%	5/15/49	2,065	2,677
	Dow Chemical Co.	3.600%	11/15/50	2,665	2,923
	DuPont de Nemours Inc.	5.319%	11/15/38	3,360	4,349
	DuPont de Nemours Inc.	5.419%	11/15/48	3,912	5,504
	Eastman Chemical Co.	4.800%	9/1/42	1,421	1,743
	Eastman Chemical Co.	4.650%	10/15/44	1,074	1,297
	Ecolab Inc.	3.950%	12/1/47	100	124
	Ecolab Inc.	2.125%	8/15/50	1,428	1,294
[2]	Ecolab Inc.	2.750%	8/18/55	2,852	2,875
	FMC Corp.	4.500%	10/1/49	1,187	1,454
	International Flavors & Fragrances Inc.	4.375%	6/1/47	750	899
	International Flavors & Fragrances Inc.	5.000%	9/26/48	1,270	1,671
	International Paper Co.	5.000%	9/15/35	2,760	3,476
	International Paper Co.	7.300%	11/15/39	1,744	2,693
	International Paper Co.	6.000%	11/15/41	2,276	3,181
	International Paper Co.	4.800%	6/15/44	1,143	1,462
	International Paper Co.	4.400%	8/15/47	500	633
	International Paper Co.	4.350%	8/15/48	1,355	1,706
	Lafarge SA	7.125%	7/15/36	920	1,352
	Linde Inc.	3.550%	11/7/42	2,088	2,392
	Linde Inc.	2.000%	8/10/50	700	627
	Lubrizol Corp.	6.500%	10/1/34	798	1,152

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	LYB International Finance BV	5.250%	7/15/43	415	535
	LYB International Finance BV	4.875%	3/15/44	3,197	3,980
	LYB International Finance III LLC	3.375%	10/1/40	2,902	3,020
	LYB International Finance III LLC	4.200%	10/15/49	2,560	2,992
	LYB International Finance III LLC	4.200%	5/1/50	1,565	1,821
	LYB International Finance III LLC	3.625%	4/1/51	1,830	1,964
	LYB International Finance III LLC	3.800%	10/1/60	1,663	1,786
	LyondellBasell Industries NV	4.625%	2/26/55	1,914	2,381
	Martin Marietta Materials Inc.	4.250%	12/15/47	1,649	1,977
	Martin Marietta Materials Inc.	3.200%	7/15/51	1,910	1,962
	Mosaic Co.	5.450%	11/15/33	1,065	1,333
	Mosaic Co.	4.875%	11/15/41	1,218	1,462
	Mosaic Co.	5.625%	11/15/43	1,565	2,109
[1]	Newmont Corp.	5.875%	4/1/35	1,584	2,078
	Newmont Corp.	6.250%	10/1/39	2,132	3,004
	Newmont Corp.	4.875%	3/15/42	2,412	3,030
	Newmont Corp.	5.450%	6/9/44	1,634	2,221
	Nucor Corp.	5.200%	8/1/43	210	283
	Nucor Corp.	2.979%	12/15/55	2,641	2,657
	Nutrien Ltd.	4.125%	3/15/35	884	1,013
	Nutrien Ltd.	7.125%	5/23/36	780	1,157
	Nutrien Ltd.	5.875%	12/1/36	1,098	1,467
	Nutrien Ltd.	5.625%	12/1/40	795	1,101
	Nutrien Ltd.	6.125%	1/15/41	1,173	1,678
	Nutrien Ltd.	4.900%	6/1/43	2,031	2,627
	Nutrien Ltd.	5.250%	1/15/45	1,130	1,542
	Nutrien Ltd.	5.000%	4/1/49	562	757
	Nutrien Ltd.	3.950%	5/13/50	1,435	1,689
	Packaging Corp. of America	4.050%	12/15/49	1,215	1,459
	Packaging Corp. of America	3.050%	10/1/51	1,600	1,622
	Rio Tinto Alcan Inc.	6.125%	12/15/33	1,994	2,764
	Rio Tinto Alcan Inc.	5.750%	6/1/35	1,377	1,879
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	3,134	4,205
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	1,840	1,837
	Rio Tinto Finance USA plc	4.750%	3/22/42	1,720	2,225
	Rio Tinto Finance USA plc	4.125%	8/21/42	795	958
	RPM International Inc.	4.250%	1/15/48	1,420	1,658
	Sherwin-Williams Co.	4.000%	12/15/42	337	387
	Sherwin-Williams Co.	4.550%	8/1/45	1,206	1,503
	Sherwin-Williams Co.	4.500%	6/1/47	3,045	3,816
	Sherwin-Williams Co.	3.800%	8/15/49	936	1,077
	Sherwin-Williams Co.	3.300%	5/15/50	1,792	1,910
	Sherwin-Williams Co.	2.900%	3/15/52	500	490
	Southern Copper Corp.	7.500%	7/27/35	2,713	3,865
	Southern Copper Corp.	6.750%	4/16/40	2,629	3,639
	Southern Copper Corp.	5.250%	11/8/42	3,564	4,434
	Southern Copper Corp.	5.875%	4/23/45	1,992	2,699
	Steel Dynamics Inc.	3.250%	10/15/50	1,050	1,063
[1]	Suzano Austria GmbH	3.125%	1/15/32	1,975	1,837
	Teck Resources Ltd.	6.125%	10/1/35	1,312	1,698
	Teck Resources Ltd.	6.000%	8/15/40	595	765
	Teck Resources Ltd.	6.250%	7/15/41	2,130	2,797
	Teck Resources Ltd.	5.200%	3/1/42	950	1,135
	Teck Resources Ltd.	5.400%	2/1/43	620	760
	Vale Overseas Ltd.	8.250%	1/17/34	1,794	2,479
	Vale Overseas Ltd.	6.875%	11/21/36	4,606	5,925
	Vale Overseas Ltd.	6.875%	11/10/39	2,288	3,006
	Vale SA	5.625%	9/11/42	1,140	1,329

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Vulcan Materials Co.	4.500%	6/15/47	2,014	2,531
	Vulcan Materials Co.	4.700%	3/1/48	555	717
	Westlake Chemical Corp.	2.875%	8/15/41	1,000	972
	Westlake Chemical Corp.	5.000%	8/15/46	2,553	3,251
	Westlake Chemical Corp.	4.375%	11/15/47	488	578
	Westlake Chemical Corp.	3.125%	8/15/51	1,375	1,344
	Westlake Chemical Corp.	3.375%	8/15/61	803	787
	WRKCo Inc.	4.200%	6/1/32	1,520	1,734
	WRKCo Inc.	3.000%	6/15/33	1,389	1,438
					226,969
Real Estate (1.7%)
	Agree LP	2.600%	6/15/33	750	741
	Alexandria Real Estate Equities Inc.	2.000%	5/18/32	717	692
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	1,281	1,203
	Alexandria Real Estate Equities Inc.	4.850%	4/15/49	2,560	3,379
	Alexandria Real Estate Equities Inc.	4.000%	2/1/50	679	804
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	2,809	2,844
	American Homes 4 Rent LP	3.375%	7/15/51	435	449
	American Tower Corp.	3.700%	10/15/49	1,711	1,833
	American Tower Corp.	3.100%	6/15/50	2,885	2,802
	American Tower Corp.	2.950%	1/15/51	1,995	1,883
	AvalonBay Communities Inc.	2.050%	1/15/32	970	958
[1]	AvalonBay Communities Inc.	3.900%	10/15/46	1,785	2,150
[1]	AvalonBay Communities Inc.	4.350%	4/15/48	340	443
	Boston Properties LP	2.550%	4/1/32	514	512
	Camden Property Trust	3.350%	11/1/49	1,440	1,610
	Corporate Office Properties LP	2.900%	12/1/33	775	764
	Crown Castle International Corp.	2.900%	4/1/41	2,180	2,111
	Crown Castle International Corp.	4.750%	5/15/47	858	1,068
	Crown Castle International Corp.	5.200%	2/15/49	1,099	1,437
	Crown Castle International Corp.	4.000%	11/15/49	1,792	2,005
	Crown Castle International Corp.	4.150%	7/1/50	1,097	1,256
	Crown Castle International Corp.	3.250%	1/15/51	2,404	2,399
	CubeSmart LP	2.500%	2/15/32	1,125	1,118
	Duke Realty LP	3.050%	3/1/50	740	749
	Equinix Inc.	3.000%	7/15/50	1,512	1,448
	Equinix Inc.	2.950%	9/15/51	1,157	1,105
	Equinix Inc.	3.400%	2/15/52	580	597
	ERP Operating LP	4.500%	7/1/44	1,698	2,147
	ERP Operating LP	4.500%	6/1/45	881	1,126
	ERP Operating LP	4.000%	8/1/47	488	594
	Essex Portfolio LP	1.650%	1/15/31	303	283
	Essex Portfolio LP	2.650%	3/15/32	760	769
	Essex Portfolio LP	4.500%	3/15/48	680	846
	Essex Portfolio LP	2.650%	9/1/50	1,465	1,351
	Extra Space Storage LP	2.350%	3/15/32	425	414
	Federal Realty Investment Trust	4.500%	12/1/44	443	533
	Healthpeak Properties Inc.	6.750%	2/1/41	421	638
	Highwoods Realty LP	2.600%	2/1/31	222	222
[1]	Host Hotels & Resorts LP	2.900%	12/15/31	1,160	1,129
	Invitation Homes Operating Partnership LP	2.700%	1/15/34	875	865
	Kilroy Realty LP	2.500%	11/15/32	952	935
	Kilroy Realty LP	2.650%	11/15/33	980	958
	Kimco Realty Corp.	2.250%	12/1/31	600	584
	Kimco Realty Corp.	4.250%	4/1/45	513	606
	Kimco Realty Corp.	4.125%	12/1/46	568	663
	Kimco Realty Corp.	4.450%	9/1/47	1,030	1,257
	Kimco Realty Corp.	3.700%	10/1/49	955	1,051

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mid-America Apartments LP	2.875%	9/15/51	700	696
	National Retail Properties Inc.	4.800%	10/15/48	2,146	2,761
	National Retail Properties Inc.	3.100%	4/15/50	1,635	1,624
	National Retail Properties Inc.	3.000%	4/15/52	642	629
	Omega Healthcare Investors Inc.	3.250%	4/15/33	1,770	1,736
	Piedmont Operating Partnership LP	2.750%	4/1/32	725	714
	Prologis LP	4.375%	9/15/48	1,270	1,645
	Prologis LP	3.000%	4/15/50	1,530	1,593
	Prologis LP	2.125%	10/15/50	609	535
	Realty Income Corp.	2.850%	12/15/32	1,670	1,743
	Realty Income Corp.	1.800%	3/15/33	1,205	1,141
	Realty Income Corp.	4.650%	3/15/47	920	1,207
	Regency Centers LP	4.400%	2/1/47	645	776
	Regency Centers LP	4.650%	3/15/49	985	1,252
	Sabra Health Care LP	3.200%	12/1/31	1,500	1,466
	Safehold Operating Partnership LP	2.850%	1/15/32	675	661
	Simon Property Group LP	2.250%	1/15/32	950	927
	Simon Property Group LP	6.750%	2/1/40	630	936
	Simon Property Group LP	4.750%	3/15/42	1,850	2,294
	Simon Property Group LP	4.250%	10/1/44	2,128	2,510
	Simon Property Group LP	4.250%	11/30/46	547	655
	Simon Property Group LP	3.250%	9/13/49	982	1,023
	Simon Property Group LP	3.800%	7/15/50	3,356	3,781
	Spirit Realty LP	2.700%	2/15/32	795	789
[1]	UDR Inc.	2.100%	8/1/32	290	277
[1]	UDR Inc.	1.900%	3/15/33	725	672
[1]	UDR Inc.	2.100%	6/15/33	875	832
	UDR Inc.	3.100%	11/1/34	1,085	1,130
	Ventas Realty LP	5.700%	9/30/43	819	1,103
	Ventas Realty LP	4.375%	2/1/45	388	458
	Ventas Realty LP	4.875%	4/15/49	817	1,045
	Welltower Inc.	2.750%	1/15/32	1,725	1,741
	Welltower Inc.	6.500%	3/15/41	1,105	1,622
	Welltower Inc.	4.950%	9/1/48	440	579
	Weyerhaeuser Co.	7.375%	3/15/32	3,059	4,344
	WP Carey Inc.	2.250%	4/1/33	1,450	1,387
					103,615
Technology (8.6%)
	Analog Devices Inc.	2.800%	10/1/41	1,930	1,965
	Analog Devices Inc.	2.950%	10/1/51	1,814	1,899
	Apple Inc.	4.500%	2/23/36	3,161	3,969
	Apple Inc.	2.375%	2/8/41	2,935	2,859
	Apple Inc.	3.850%	5/4/43	6,332	7,506
	Apple Inc.	4.450%	5/6/44	1,708	2,198
	Apple Inc.	3.450%	2/9/45	4,734	5,317
	Apple Inc.	4.375%	5/13/45	4,245	5,434
	Apple Inc.	4.650%	2/23/46	8,999	11,929
	Apple Inc.	3.850%	8/4/46	3,955	4,726
	Apple Inc.	4.250%	2/9/47	1,984	2,505
	Apple Inc.	3.750%	9/12/47	2,693	3,183
	Apple Inc.	3.750%	11/13/47	3,402	4,027
	Apple Inc.	2.950%	9/11/49	2,657	2,774
	Apple Inc.	2.650%	5/11/50	6,055	6,019
	Apple Inc.	2.400%	8/20/50	3,843	3,642
	Apple Inc.	2.650%	2/8/51	6,755	6,709
	Apple Inc.	2.700%	8/5/51	4,332	4,343
	Apple Inc.	2.550%	8/20/60	3,274	3,099
	Apple Inc.	2.800%	2/8/61	3,357	3,355

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Apple Inc.	2.850%	8/5/61	3,145	3,173
	Applied Materials Inc.	5.100%	10/1/35	1,148	1,502
	Applied Materials Inc.	5.850%	6/15/41	1,746	2,570
	Applied Materials Inc.	4.350%	4/1/47	1,489	1,925
	Applied Materials Inc.	2.750%	6/1/50	2,591	2,654
	Autodesk Inc.	2.400%	12/15/31	2,000	1,979
	Broadcom Inc.	4.300%	11/15/32	4,371	4,863
[2]	Broadcom Inc.	2.600%	2/15/33	2,986	2,871
[2]	Broadcom Inc.	3.419%	4/15/33	5,672	5,852
[2]	Broadcom Inc.	3.469%	4/15/34	6,645	6,850
[2]	Broadcom Inc.	3.137%	11/15/35	6,215	6,116
[2]	Broadcom Inc.	3.187%	11/15/36	5,010	4,942
[2]	Broadcom Inc.	3.500%	2/15/41	7,127	7,120
[2]	Broadcom Inc.	3.750%	2/15/51	3,170	3,276
	Cisco Systems Inc.	5.900%	2/15/39	2,937	4,259
	Cisco Systems Inc.	5.500%	1/15/40	5,663	7,968
	Corning Inc.	4.700%	3/15/37	1,035	1,246
	Corning Inc.	5.750%	8/15/40	794	1,084
	Corning Inc.	4.750%	3/15/42	1,087	1,398
	Corning Inc.	5.350%	11/15/48	764	1,064
	Corning Inc.	3.900%	11/15/49	580	669
	Corning Inc.	4.375%	11/15/57	2,425	2,985
	Corning Inc.	5.850%	11/15/68	1,082	1,638
	Corning Inc.	5.450%	11/15/79	1,915	2,599
	Dell Inc.	6.500%	4/15/38	900	1,142
	Dell International LLC	8.100%	7/15/36	4,268	6,523
	Dell International LLC	8.350%	7/15/46	3,926	6,585
	Fidelity National Information Services Inc.	3.100%	3/1/41	1,910	1,912
	Fidelity National Information Services Inc.	4.500%	8/15/46	748	924
	Fiserv Inc.	4.400%	7/1/49	5,158	6,178
	Hewlett Packard Enterprise Co.	6.200%	10/15/35	1,636	2,156
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	2,491	3,378
	HP Inc.	6.000%	9/15/41	3,264	4,338
	Intel Corp.	4.000%	12/15/32	1,497	1,748
	Intel Corp.	4.600%	3/25/40	2,285	2,851
	Intel Corp.	2.800%	8/12/41	1,755	1,762
	Intel Corp.	4.800%	10/1/41	1,878	2,450
	Intel Corp.	4.250%	12/15/42	1,332	1,642
	Intel Corp.	4.900%	7/29/45	1,269	1,701
	Intel Corp.	4.100%	5/19/46	2,668	3,211
	Intel Corp.	4.100%	5/11/47	2,160	2,601
	Intel Corp.	3.734%	12/8/47	3,838	4,414
	Intel Corp.	3.250%	11/15/49	4,790	5,094
	Intel Corp.	4.750%	3/25/50	5,030	6,775
	Intel Corp.	3.050%	8/12/51	3,034	3,144
	Intel Corp.	3.100%	2/15/60	2,150	2,197
	Intel Corp.	4.950%	3/25/60	2,080	2,951
	Intel Corp.	3.200%	8/12/61	1,935	2,014
	International Business Machines Corp.	5.875%	11/29/32	859	1,138
	International Business Machines Corp.	4.150%	5/15/39	4,589	5,358
	International Business Machines Corp.	5.600%	11/30/39	930	1,289
	International Business Machines Corp.	2.850%	5/15/40	2,562	2,536
	International Business Machines Corp.	4.000%	6/20/42	1,676	1,938
	International Business Machines Corp.	4.700%	2/19/46	2,650	3,462
	International Business Machines Corp.	4.250%	5/15/49	5,385	6,647
	International Business Machines Corp.	2.950%	5/15/50	2,305	2,311
	International Business Machines Corp.	7.125%	12/1/96	579	1,125
	Juniper Networks Inc.	5.950%	3/15/41	1,698	2,260

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	KLA Corp.	5.000%	3/15/49	820	1,124
	KLA Corp.	3.300%	3/1/50	1,645	1,772
[2]	Kyndryl Holdings Inc.	4.100%	10/15/41	1,240	1,206
	Lam Research Corp.	4.875%	3/15/49	1,387	1,920
	Lam Research Corp.	2.875%	6/15/50	1,390	1,421
	Lam Research Corp.	3.125%	6/15/60	1,582	1,676
	Micron Technology Inc.	2.703%	4/15/32	2,100	2,111
	Micron Technology Inc.	3.366%	11/1/41	1,000	1,015
	Micron Technology Inc.	3.477%	11/1/51	1,500	1,519
	Microsoft Corp.	3.500%	2/12/35	3,266	3,752
	Microsoft Corp.	4.200%	11/3/35	637	786
	Microsoft Corp.	3.450%	8/8/36	4,696	5,401
	Microsoft Corp.	4.100%	2/6/37	3,546	4,345
	Microsoft Corp.	4.500%	10/1/40	1,030	1,342
	Microsoft Corp.	5.300%	2/8/41	1,180	1,676
	Microsoft Corp.	3.500%	11/15/42	715	821
	Microsoft Corp.	3.750%	2/12/45	1,207	1,463
	Microsoft Corp.	3.700%	8/8/46	8,611	10,444
	Microsoft Corp.	4.250%	2/6/47	415	543
[4]	Microsoft Corp.	2.525%	6/1/50	14,640	14,524
	Microsoft Corp.	2.921%	3/17/52	14,979	15,921
	Microsoft Corp.	3.950%	8/8/56	960	1,221
	Microsoft Corp.	2.675%	6/1/60	7,426	7,470
	Microsoft Corp.	3.041%	3/17/62	6,750	7,364
	Moody's Corp.	2.750%	8/19/41	1,415	1,394
	Moody's Corp.	5.250%	7/15/44	680	928
	Moody's Corp.	4.875%	12/17/48	1,451	1,965
	Moody's Corp.	3.250%	5/20/50	959	1,028
	Moody's Corp.	2.550%	8/18/60	1,055	952
	Moody's Corp.	3.100%	11/29/61	1,100	1,105
	Motorola Solutions Inc.	5.500%	9/1/44	1,049	1,371
	NVIDIA Corp.	3.500%	4/1/40	3,341	3,769
	NVIDIA Corp.	3.500%	4/1/50	2,877	3,326
	NVIDIA Corp.	3.700%	4/1/60	1,575	1,888
[2]	NXP BV	2.650%	2/15/32	700	704
[2]	NXP BV	3.250%	5/11/41	2,330	2,394
[2]	NXP BV	3.125%	2/15/42	1,000	1,006
[2]	NXP BV	3.250%	11/30/51	400	402
	Oracle Corp.	4.300%	7/8/34	4,539	5,134
	Oracle Corp.	3.900%	5/15/35	3,664	3,992
	Oracle Corp.	3.850%	7/15/36	2,616	2,830
	Oracle Corp.	3.800%	11/15/37	4,719	5,030
	Oracle Corp.	6.500%	4/15/38	1,895	2,660
	Oracle Corp.	6.125%	7/8/39	1,353	1,845
	Oracle Corp.	3.600%	4/1/40	7,811	8,107
	Oracle Corp.	5.375%	7/15/40	3,950	4,969
	Oracle Corp.	3.650%	3/25/41	4,770	5,002
	Oracle Corp.	4.500%	7/8/44	2,563	2,957
	Oracle Corp.	4.125%	5/15/45	4,504	4,946
	Oracle Corp.	4.000%	7/15/46	6,778	7,320
	Oracle Corp.	4.000%	11/15/47	5,400	5,809
	Oracle Corp.	3.600%	4/1/50	10,533	10,663
	Oracle Corp.	3.950%	3/25/51	7,325	7,884
	Oracle Corp.	4.375%	5/15/55	2,886	3,314
	Oracle Corp.	3.850%	4/1/60	8,141	8,480
	Oracle Corp.	4.100%	3/25/61	3,360	3,673
	QUALCOMM Inc.	1.650%	5/20/32	1,512	1,437
	QUALCOMM Inc.	4.650%	5/20/35	3,336	4,153

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	QUALCOMM Inc.	4.800%	5/20/45	4,563	6,174
	QUALCOMM Inc.	4.300%	5/20/47	2,390	3,045
	QUALCOMM Inc.	3.250%	5/20/50	2,304	2,564
	Quanta Services Inc.	3.050%	10/1/41	1,200	1,192
	S&P Global Inc.	3.250%	12/1/49	1,534	1,699
	S&P Global Inc.	2.300%	8/15/60	1,680	1,489
	salesforce.com Inc.	2.700%	7/15/41	3,305	3,333
	salesforce.com Inc.	2.900%	7/15/51	4,875	5,052
	salesforce.com Inc.	3.050%	7/15/61	2,905	3,058
	Texas Instruments Inc.	3.875%	3/15/39	2,770	3,320
	Texas Instruments Inc.	4.150%	5/15/48	2,817	3,601
	Texas Instruments Inc.	2.700%	9/15/51	1,367	1,408
	TSMC Arizona Corp.	3.125%	10/25/41	2,230	2,352
	TSMC Arizona Corp.	3.250%	10/25/51	2,285	2,464
	Verisk Analytics Inc.	5.500%	6/15/45	1,446	1,993
	Verisk Analytics Inc.	3.625%	5/15/50	1,371	1,510
					531,344
Utilities (11.7%)
	AEP Texas Inc.	3.800%	10/1/47	569	629
[1]	AEP Texas Inc.	3.450%	1/15/50	1,505	1,591
	AEP Transmission Co. LLC	4.000%	12/1/46	845	1,018
	AEP Transmission Co. LLC	3.750%	12/1/47	1,043	1,201
	AEP Transmission Co. LLC	4.250%	9/15/48	1,045	1,289
	AEP Transmission Co. LLC	3.800%	6/15/49	1,236	1,448
[1]	AEP Transmission Co. LLC	3.650%	4/1/50	1,165	1,328
[1]	AEP Transmission Co. LLC	2.750%	8/15/51	815	794
	Alabama Power Co.	6.125%	5/15/38	687	981
	Alabama Power Co.	6.000%	3/1/39	1,444	2,034
	Alabama Power Co.	3.850%	12/1/42	1,753	2,013
	Alabama Power Co.	4.150%	8/15/44	1,659	1,968
	Alabama Power Co.	3.750%	3/1/45	2,240	2,542
	Alabama Power Co.	4.300%	1/2/46	1,066	1,308
[1]	Alabama Power Co.	3.700%	12/1/47	1,359	1,547
[1]	Alabama Power Co.	4.300%	7/15/48	934	1,158
	Alabama Power Co.	3.450%	10/1/49	1,485	1,619
	Alabama Power Co.	3.125%	7/15/51	1,260	1,320
	Alabama Power Co.	3.000%	3/15/52	1,350	1,380
	Ameren Illinois Co.	4.150%	3/15/46	992	1,227
	Ameren Illinois Co.	3.700%	12/1/47	1,387	1,627
	Ameren Illinois Co.	4.500%	3/15/49	940	1,238
	Ameren Illinois Co.	3.250%	3/15/50	1,073	1,174
	Ameren Illinois Co.	2.900%	6/15/51	650	675
	American Electric Power Co. Inc.	3.250%	3/1/50	982	997
	American Water Capital Corp.	6.593%	10/15/37	1,358	1,992
	American Water Capital Corp.	4.300%	12/1/42	755	925
	American Water Capital Corp.	4.300%	9/1/45	1,469	1,829
	American Water Capital Corp.	4.000%	12/1/46	1,185	1,397
	American Water Capital Corp.	3.750%	9/1/47	1,225	1,400
	American Water Capital Corp.	4.200%	9/1/48	1,675	2,054
	American Water Capital Corp.	4.150%	6/1/49	1,260	1,516
	American Water Capital Corp.	3.450%	5/1/50	1,525	1,669
	American Water Capital Corp.	3.250%	6/1/51	640	681
	Appalachian Power Co.	7.000%	4/1/38	579	853
	Appalachian Power Co.	4.400%	5/15/44	848	1,012
	Appalachian Power Co.	4.450%	6/1/45	469	565
[1]	Appalachian Power Co.	4.500%	3/1/49	1,477	1,833
[1]	Appalachian Power Co.	3.700%	5/1/50	1,405	1,557
	Arizona Public Service Co.	5.050%	9/1/41	892	1,133

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arizona Public Service Co.	4.500%	4/1/42	1,496	1,794
	Arizona Public Service Co.	4.350%	11/15/45	448	539
	Arizona Public Service Co.	3.750%	5/15/46	700	783
	Arizona Public Service Co.	4.200%	8/15/48	1,292	1,529
	Arizona Public Service Co.	4.250%	3/1/49	1,256	1,522
	Arizona Public Service Co.	3.500%	12/1/49	1,138	1,224
	Arizona Public Service Co.	3.350%	5/15/50	291	309
	Arizona Public Service Co.	2.650%	9/15/50	560	526
	Atmos Energy Corp.	5.500%	6/15/41	440	590
	Atmos Energy Corp.	4.150%	1/15/43	967	1,141
	Atmos Energy Corp.	4.125%	10/15/44	1,518	1,785
	Atmos Energy Corp.	4.300%	10/1/48	890	1,108
	Atmos Energy Corp.	4.125%	3/15/49	1,392	1,696
	Atmos Energy Corp.	3.375%	9/15/49	2,241	2,441
	Atmos Energy Corp.	2.850%	2/15/52	2,005	2,014
	Avista Corp.	4.350%	6/1/48	598	759
	Baltimore Gas & Electric Co.	6.350%	10/1/36	1,130	1,618
	Baltimore Gas & Electric Co.	3.500%	8/15/46	835	927
[1]	Baltimore Gas & Electric Co.	3.750%	8/15/47	2,153	2,529
	Baltimore Gas & Electric Co.	4.250%	9/15/48	862	1,083
	Baltimore Gas & Electric Co.	3.200%	9/15/49	635	675
	Baltimore Gas & Electric Co.	2.900%	6/15/50	1,670	1,702
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	2,170	2,966
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	790	1,082
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	1,332	1,748
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	2,008	2,480
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	1,672	1,900
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	1,640	2,054
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	2,520	3,106
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	2,355	2,296
	Black Hills Corp.	4.350%	5/1/33	413	473
	Black Hills Corp.	4.200%	9/15/46	746	869
	Black Hills Corp.	3.875%	10/15/49	1,162	1,317
[1]	CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	415	579
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	952	1,083
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	439	559
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	1,010	1,232
[1]	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	1,766	2,264
[1]	CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	1,462	1,516
[1]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	1,565	1,757
	CenterPoint Energy Inc.	3.700%	9/1/49	2,220	2,490
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	616	847
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	844	999
	Cleco Corporate Holdings LLC	4.973%	5/1/46	765	945
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	1,050	1,417
	CMS Energy Corp.	4.875%	3/1/44	717	923
	Commonwealth Edison Co.	5.900%	3/15/36	1,090	1,526
	Commonwealth Edison Co.	6.450%	1/15/38	540	796
	Commonwealth Edison Co.	4.600%	8/15/43	866	1,102
	Commonwealth Edison Co.	4.700%	1/15/44	1,216	1,577
	Commonwealth Edison Co.	3.700%	3/1/45	1,272	1,480
	Commonwealth Edison Co.	4.350%	11/15/45	1,138	1,412
	Commonwealth Edison Co.	3.650%	6/15/46	898	1,037
[1]	Commonwealth Edison Co.	3.750%	8/15/47	2,185	2,583
	Commonwealth Edison Co.	4.000%	3/1/48	395	473
	Commonwealth Edison Co.	4.000%	3/1/49	1,490	1,814
[1]	Commonwealth Edison Co.	3.200%	11/15/49	780	841
	Commonwealth Edison Co.	3.000%	3/1/50	1,320	1,368

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Commonwealth Edison Co.	3.125%	3/15/51	960	1,012
[1]	Commonwealth Edison Co.	2.750%	9/1/51	700	698
	Connecticut Light & Power Co.	4.300%	4/15/44	1,109	1,374
[1]	Connecticut Light & Power Co.	4.150%	6/1/45	437	546
	Connecticut Light & Power Co.	4.000%	4/1/48	1,095	1,346
[1]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	679	857
[1]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	933	1,236
[1]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	845	1,168
[1]	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	405	574
[1]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	1,264	1,861
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	2,008	2,733
[1]	Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	2,146	2,468
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	762	845
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	1,964	2,344
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	2,279	2,762
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	963	1,079
[1]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	1,647	1,853
[1]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	460	581
[1]	Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	250	296
[1]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	1,875	2,188
[3]	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	2,000	2,031
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	1,000	1,269
[1]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	1,415	1,719
[1]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	1,745	2,035
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	1,192	1,500
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/59	1,565	1,738
[1]	Consolidated Edison Co. of New York Inc.	3.000%	12/1/60	630	606
	Consolidated Edison Co. of New York Inc.	3.600%	6/15/61	2,750	2,979
	Consumers Energy Co.	3.250%	8/15/46	1,256	1,373
	Consumers Energy Co.	3.950%	7/15/47	980	1,178
	Consumers Energy Co.	4.050%	5/15/48	356	440
	Consumers Energy Co.	4.350%	4/15/49	978	1,260
	Consumers Energy Co.	3.750%	2/15/50	1,436	1,708
	Consumers Energy Co.	3.100%	8/15/50	1,059	1,130
	Consumers Energy Co.	3.500%	8/1/51	1,980	2,265
	Consumers Energy Co.	2.650%	8/15/52	625	622
	Consumers Energy Co.	2.500%	5/1/60	1,111	1,015
	Dayton Power & Light Co.	3.950%	6/15/49	652	758
	Delmarva Power & Light Co.	4.150%	5/15/45	1,671	2,011
[1]	Dominion Energy Inc.	6.300%	3/15/33	922	1,225
[1]	Dominion Energy Inc.	5.250%	8/1/33	619	764
[1]	Dominion Energy Inc.	5.950%	6/15/35	484	642
	Dominion Energy Inc.	7.000%	6/15/38	620	907
[1]	Dominion Energy Inc.	3.300%	4/15/41	1,890	1,986
[1]	Dominion Energy Inc.	4.900%	8/1/41	837	1,049
[1]	Dominion Energy Inc.	4.050%	9/15/42	959	1,096
	Dominion Energy Inc.	4.700%	12/1/44	1,346	1,694
[1]	Dominion Energy Inc.	4.600%	3/15/49	1,055	1,351
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	1,248	1,708
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	1,650	2,121
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	440	626
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	1,691	2,316
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	1,106	1,382
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	290	431
[1]	DTE Electric Co.	4.000%	4/1/43	325	386
	DTE Electric Co.	4.300%	7/1/44	1,222	1,515
	DTE Electric Co.	3.700%	3/15/45	1,674	1,922
	DTE Electric Co.	3.700%	6/1/46	1,642	1,898

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	DTE Electric Co.	3.750%	8/15/47	1,743	2,032
[1]	DTE Electric Co.	4.050%	5/15/48	875	1,071
	DTE Electric Co.	3.950%	3/1/49	645	780
	DTE Electric Co.	2.950%	3/1/50	320	333
[1]	DTE Electric Co.	3.250%	4/1/51	1,075	1,187
	Duke Energy Carolinas LLC	6.450%	10/15/32	568	763
	Duke Energy Carolinas LLC	6.100%	6/1/37	1,081	1,485
	Duke Energy Carolinas LLC	6.000%	1/15/38	306	428
	Duke Energy Carolinas LLC	6.050%	4/15/38	1,225	1,717
	Duke Energy Carolinas LLC	5.300%	2/15/40	1,643	2,198
	Duke Energy Carolinas LLC	4.250%	12/15/41	951	1,135
	Duke Energy Carolinas LLC	4.000%	9/30/42	1,240	1,438
	Duke Energy Carolinas LLC	3.750%	6/1/45	150	172
	Duke Energy Carolinas LLC	3.875%	3/15/46	1,545	1,784
	Duke Energy Carolinas LLC	3.700%	12/1/47	1,380	1,556
	Duke Energy Carolinas LLC	3.950%	3/15/48	731	864
	Duke Energy Carolinas LLC	3.200%	8/15/49	1,098	1,173
	Duke Energy Carolinas LLC	3.450%	4/15/51	2,000	2,235
	Duke Energy Corp.	3.300%	6/15/41	3,295	3,360
	Duke Energy Corp.	3.750%	9/1/46	2,104	2,271
	Duke Energy Corp.	3.950%	8/15/47	1,127	1,262
	Duke Energy Corp.	4.200%	6/15/49	1,430	1,651
	Duke Energy Corp.	3.500%	6/15/51	1,445	1,510
[3]	Duke Energy Florida LLC	2.400%	12/15/31	1,300	1,311
	Duke Energy Florida LLC	6.350%	9/15/37	1,911	2,771
	Duke Energy Florida LLC	6.400%	6/15/38	341	497
	Duke Energy Florida LLC	5.650%	4/1/40	1,545	2,122
	Duke Energy Florida LLC	3.850%	11/15/42	1,075	1,225
	Duke Energy Florida LLC	3.400%	10/1/46	1,506	1,615
	Duke Energy Florida LLC	4.200%	7/15/48	1,846	2,263
[3]	Duke Energy Florida LLC	3.000%	12/15/51	900	913
	Duke Energy Indiana LLC	6.120%	10/15/35	913	1,226
	Duke Energy Indiana LLC	6.350%	8/15/38	1,956	2,803
	Duke Energy Indiana LLC	6.450%	4/1/39	1,235	1,793
[1]	Duke Energy Indiana LLC	4.900%	7/15/43	1,318	1,684
	Duke Energy Indiana LLC	3.750%	5/15/46	2,025	2,339
[1]	Duke Energy Indiana LLC	3.250%	10/1/49	1,439	1,535
	Duke Energy Indiana LLC	2.750%	4/1/50	670	648
	Duke Energy Ohio Inc.	3.700%	6/15/46	100	115
	Duke Energy Ohio Inc.	4.300%	2/1/49	1,948	2,384
	Duke Energy Progress LLC	6.300%	4/1/38	883	1,260
	Duke Energy Progress LLC	4.100%	5/15/42	1,674	1,949
	Duke Energy Progress LLC	4.100%	3/15/43	1,640	1,930
	Duke Energy Progress LLC	4.375%	3/30/44	921	1,123
	Duke Energy Progress LLC	4.150%	12/1/44	1,660	1,960
	Duke Energy Progress LLC	4.200%	8/15/45	803	973
	Duke Energy Progress LLC	3.700%	10/15/46	1,765	2,028
	Duke Energy Progress LLC	3.600%	9/15/47	1,120	1,265
	Duke Energy Progress LLC	2.500%	8/15/50	150	140
	Duke Energy Progress LLC	2.900%	8/15/51	1,275	1,293
	El Paso Electric Co.	6.000%	5/15/35	1,114	1,475
	El Paso Electric Co.	5.000%	12/1/44	588	729
	Emera US Finance LP	4.750%	6/15/46	2,719	3,258
	Entergy Arkansas LLC	4.200%	4/1/49	1,238	1,525
	Entergy Arkansas LLC	2.650%	6/15/51	591	565
	Entergy Arkansas LLC	3.350%	6/15/52	1,475	1,605
	Entergy Corp.	3.750%	6/15/50	2,039	2,260
	Entergy Louisiana LLC	2.350%	6/15/32	950	950

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Entergy Louisiana LLC	4.000%	3/15/33	2,028	2,326
	Entergy Louisiana LLC	3.100%	6/15/41	1,035	1,076
	Entergy Louisiana LLC	4.200%	9/1/48	1,780	2,184
	Entergy Louisiana LLC	4.200%	4/1/50	2,779	3,448
	Entergy Louisiana LLC	2.900%	3/15/51	1,775	1,781
	Entergy Mississippi LLC	3.850%	6/1/49	1,672	1,964
	Entergy Texas Inc.	3.550%	9/30/49	1,395	1,525
	Essential Utilities Inc.	4.276%	5/1/49	880	1,074
	Essential Utilities Inc.	3.351%	4/15/50	990	1,051
	Evergy Kansas Central Inc.	4.125%	3/1/42	1,333	1,570
	Evergy Kansas Central Inc.	4.100%	4/1/43	1,264	1,508
	Evergy Kansas Central Inc.	4.250%	12/1/45	1,214	1,491
	Evergy Kansas Central Inc.	3.450%	4/15/50	733	802
	Evergy Metro Inc.	5.300%	10/1/41	335	446
	Evergy Metro Inc.	4.200%	6/15/47	1,660	2,027
	Evergy Metro Inc.	4.200%	3/15/48	946	1,161
[1]	Evergy Metro Inc.	4.125%	4/1/49	1,285	1,572
	Eversource Energy	3.450%	1/15/50	485	520
[1]	Exelon Corp.	4.950%	6/15/35	1,385	1,684
	Exelon Corp.	5.625%	6/15/35	1,071	1,375
	Exelon Corp.	5.100%	6/15/45	1,504	2,002
	Exelon Corp.	4.450%	4/15/46	1,435	1,781
	Exelon Corp.	4.700%	4/15/50	1,487	1,918
	Exelon Generation Co. LLC	6.250%	10/1/39	1,795	2,296
	Exelon Generation Co. LLC	5.750%	10/1/41	1,722	2,095
	Exelon Generation Co. LLC	5.600%	6/15/42	1,491	1,786
	Florida Power & Light Co.	5.625%	4/1/34	419	564
	Florida Power & Light Co.	4.950%	6/1/35	1,647	2,126
	Florida Power & Light Co.	5.650%	2/1/37	858	1,169
	Florida Power & Light Co.	5.950%	2/1/38	877	1,243
	Florida Power & Light Co.	5.960%	4/1/39	445	642
	Florida Power & Light Co.	5.690%	3/1/40	480	688
	Florida Power & Light Co.	5.250%	2/1/41	1,799	2,442
	Florida Power & Light Co.	4.125%	2/1/42	1,365	1,651
	Florida Power & Light Co.	4.050%	6/1/42	1,564	1,875
	Florida Power & Light Co.	3.800%	12/15/42	1,879	2,190
	Florida Power & Light Co.	4.050%	10/1/44	2,072	2,520
	Florida Power & Light Co.	3.700%	12/1/47	2,202	2,579
	Florida Power & Light Co.	3.950%	3/1/48	1,562	1,907
	Florida Power & Light Co.	4.125%	6/1/48	1,644	2,065
	Florida Power & Light Co.	3.150%	10/1/49	1,141	1,246
[1]	Georgia Power Co.	4.750%	9/1/40	1,526	1,805
	Georgia Power Co.	4.300%	3/15/42	2,493	2,859
	Georgia Power Co.	4.300%	3/15/43	553	637
[1]	Georgia Power Co.	3.700%	1/30/50	2,185	2,376
[1]	Georgia Power Co.	3.250%	3/15/51	375	380
	Iberdrola International BV	6.750%	7/15/36	1,245	1,864
[1]	Idaho Power Co.	4.200%	3/1/48	505	633
	Indiana Michigan Power Co.	6.050%	3/15/37	1,588	2,198
[1]	Indiana Michigan Power Co.	4.550%	3/15/46	933	1,185
[1]	Indiana Michigan Power Co.	3.750%	7/1/47	1,504	1,713
	Indiana Michigan Power Co.	4.250%	8/15/48	1,141	1,416
	Indiana Michigan Power Co.	3.250%	5/1/51	1,265	1,368
	Interstate Power & Light Co.	6.250%	7/15/39	254	360
	Interstate Power & Light Co.	3.700%	9/15/46	419	485
	Interstate Power & Light Co.	3.500%	9/30/49	525	585
	Interstate Power & Light Co.	3.100%	11/30/51	675	689
	ITC Holdings Corp.	5.300%	7/1/43	1,216	1,615

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	867	1,061
	Kentucky Utilities Co.	5.125%	11/1/40	926	1,215
	Kentucky Utilities Co.	4.375%	10/1/45	465	579
	Kentucky Utilities Co.	3.300%	6/1/50	1,315	1,411
	Louisville Gas & Electric Co.	4.250%	4/1/49	2,224	2,782
	MidAmerican Energy Co.	6.750%	12/30/31	225	315
[1]	MidAmerican Energy Co.	5.750%	11/1/35	858	1,155
[1]	MidAmerican Energy Co.	5.800%	10/15/36	1,095	1,517
	MidAmerican Energy Co.	4.800%	9/15/43	1,259	1,634
	MidAmerican Energy Co.	4.400%	10/15/44	1,309	1,630
	MidAmerican Energy Co.	4.250%	5/1/46	1,752	2,199
	MidAmerican Energy Co.	3.650%	8/1/48	1,406	1,628
	MidAmerican Energy Co.	4.250%	7/15/49	1,120	1,405
	MidAmerican Energy Co.	3.150%	4/15/50	1,366	1,467
[1]	Mississippi Power Co.	4.250%	3/15/42	976	1,150
[1]	Mississippi Power Co.	3.100%	7/30/51	265	269
	National Grid USA	5.803%	4/1/35	702	880
[1]	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	657	972
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	1,091	1,249
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	1,601	2,027
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	1,323	1,689
[1]	Nevada Power Co.	6.650%	4/1/36	1,755	2,532
[1]	Nevada Power Co.	6.750%	7/1/37	1,665	2,496
[1]	Nevada Power Co.	3.125%	8/1/50	2,049	2,162
	NiSource Inc.	5.950%	6/15/41	908	1,265
	NiSource Inc.	5.250%	2/15/43	656	861
	NiSource Inc.	4.800%	2/15/44	1,912	2,376
	NiSource Inc.	5.650%	2/1/45	789	1,093
	NiSource Inc.	4.375%	5/15/47	1,943	2,339
	NiSource Inc.	3.950%	3/30/48	2,082	2,393
	Northern States Power Co.	6.250%	6/1/36	290	417
	Northern States Power Co.	6.200%	7/1/37	610	892
	Northern States Power Co.	5.350%	11/1/39	477	662
	Northern States Power Co.	3.400%	8/15/42	795	874
	Northern States Power Co.	4.125%	5/15/44	803	966
	Northern States Power Co.	4.000%	8/15/45	970	1,178
	Northern States Power Co.	3.600%	5/15/46	799	924
	Northern States Power Co.	3.600%	9/15/47	1,332	1,537
	Northern States Power Co.	2.900%	3/1/50	631	647
	Northern States Power Co.	2.600%	6/1/51	600	592
	Northern States Power Co.	3.200%	4/1/52	765	840
	NorthWestern Corp.	4.176%	11/15/44	1,069	1,276
	NSTAR Electric Co.	5.500%	3/15/40	948	1,308
	NSTAR Electric Co.	4.400%	3/1/44	1,067	1,324
	Oglethorpe Power Corp.	5.950%	11/1/39	1,445	1,939
	Oglethorpe Power Corp.	5.375%	11/1/40	1,740	2,220
	Oglethorpe Power Corp.	5.050%	10/1/48	510	647
	Oglethorpe Power Corp.	5.250%	9/1/50	698	915
	Ohio Power Co.	4.150%	4/1/48	1,330	1,635
	Ohio Power Co.	4.000%	6/1/49	1,323	1,574
[1]	Ohio Power Co.	2.900%	10/1/51	500	496
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	855	1,036
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	656	768
	Oncor Electric Delivery Co. LLC	7.000%	5/1/32	429	600

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	1,163	1,703
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	500	806
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	1,045	1,416
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	842	1,061
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	870	1,194
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	1,582	1,853
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	1,393	1,665
	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	1,295	1,613
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	1,797	2,145
[1]	Oncor Electric Delivery Co. LLC	3.100%	9/15/49	1,359	1,460
	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	456	688
	ONE Gas Inc.	4.658%	2/1/44	875	1,090
	ONE Gas Inc.	4.500%	11/1/48	1,045	1,317
	Pacific Gas & Electric Co.	3.250%	6/1/31	62	62
	Pacific Gas & Electric Co.	4.500%	7/1/40	4,340	4,575
	Pacific Gas & Electric Co.	3.300%	8/1/40	2,288	2,165
	Pacific Gas & Electric Co.	4.200%	6/1/41	2,205	2,257
	Pacific Gas & Electric Co.	4.750%	2/15/44	1,847	1,929
	Pacific Gas & Electric Co.	4.300%	3/15/45	1,280	1,314
	Pacific Gas & Electric Co.	3.950%	12/1/47	3,364	3,318
	Pacific Gas & Electric Co.	4.950%	7/1/50	7,244	8,102
	Pacific Gas & Electric Co.	3.500%	8/1/50	5,440	5,184
	PacifiCorp	5.250%	6/15/35	1,639	2,072
	PacifiCorp	6.100%	8/1/36	1,145	1,577
	PacifiCorp	5.750%	4/1/37	1,271	1,716
	PacifiCorp	6.250%	10/15/37	758	1,074
	PacifiCorp	6.350%	7/15/38	630	896
	PacifiCorp	6.000%	1/15/39	1,309	1,822
	PacifiCorp	4.100%	2/1/42	1,565	1,832
	PacifiCorp	4.125%	1/15/49	1,255	1,508
	PacifiCorp	4.150%	2/15/50	1,533	1,838
	PacifiCorp	3.300%	3/15/51	1,410	1,497
	PacifiCorp	2.900%	6/15/52	1,880	1,876
	PECO Energy Co.	5.950%	10/1/36	548	770
	PECO Energy Co.	4.150%	10/1/44	1,086	1,321
	PECO Energy Co.	3.900%	3/1/48	1,197	1,430
	PECO Energy Co.	3.000%	9/15/49	449	464
	PECO Energy Co.	2.800%	6/15/50	851	864
	PECO Energy Co.	3.050%	3/15/51	1,335	1,424
	PECO Energy Co.	2.850%	9/15/51	855	875
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	405	497
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	596	645
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	1,360	1,437
	Potomac Electric Power Co.	6.500%	11/15/37	438	642
	Potomac Electric Power Co.	4.150%	3/15/43	1,815	2,159
	PPL Electric Utilities Corp.	6.250%	5/15/39	428	623
	PPL Electric Utilities Corp.	4.750%	7/15/43	380	495
	PPL Electric Utilities Corp.	4.125%	6/15/44	685	826
	PPL Electric Utilities Corp.	4.150%	10/1/45	1,611	1,962
	PPL Electric Utilities Corp.	3.950%	6/1/47	1,035	1,246
	PPL Electric Utilities Corp.	4.150%	6/15/48	970	1,219
	PPL Electric Utilities Corp.	3.000%	10/1/49	825	866
	Progress Energy Inc.	6.000%	12/1/39	1,457	2,016
[1]	Public Service Co. of Colorado	6.250%	9/1/37	1,865	2,769
	Public Service Co. of Colorado	6.500%	8/1/38	421	639
	Public Service Co. of Colorado	3.600%	9/15/42	1,131	1,283
	Public Service Co. of Colorado	4.300%	3/15/44	810	993
	Public Service Co. of Colorado	3.800%	6/15/47	1,587	1,851

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Public Service Co. of Colorado	4.100%	6/15/48	519	639
	Public Service Co. of Colorado	4.050%	9/15/49	2,100	2,590
[1]	Public Service Co. of Colorado	3.200%	3/1/50	698	752
[1]	Public Service Co. of Colorado	2.700%	1/15/51	1,075	1,072
	Public Service Co. of New Hampshire	3.600%	7/1/49	1,484	1,718
[1]	Public Service Electric & Gas Co.	5.800%	5/1/37	460	629
[1]	Public Service Electric & Gas Co.	5.500%	3/1/40	1,100	1,497
[1]	Public Service Electric & Gas Co.	3.950%	5/1/42	415	488
[1]	Public Service Electric & Gas Co.	3.650%	9/1/42	1,113	1,271
[1]	Public Service Electric & Gas Co.	3.800%	1/1/43	580	668
[1]	Public Service Electric & Gas Co.	3.800%	3/1/46	1,256	1,485
[1]	Public Service Electric & Gas Co.	3.600%	12/1/47	1,175	1,364
[1]	Public Service Electric & Gas Co.	4.050%	5/1/48	734	897
[1]	Public Service Electric & Gas Co.	3.850%	5/1/49	1,053	1,277
[1]	Public Service Electric & Gas Co.	3.200%	8/1/49	990	1,093
[1]	Public Service Electric & Gas Co.	3.150%	1/1/50	334	358
[1]	Public Service Electric & Gas Co.	2.700%	5/1/50	860	859
[1]	Public Service Electric & Gas Co.	2.050%	8/1/50	1,065	937
	Puget Sound Energy Inc.	6.274%	3/15/37	816	1,142
	Puget Sound Energy Inc.	5.757%	10/1/39	861	1,179
	Puget Sound Energy Inc.	5.795%	3/15/40	758	1,063
	Puget Sound Energy Inc.	5.638%	4/15/41	373	508
	Puget Sound Energy Inc.	4.300%	5/20/45	983	1,217
	Puget Sound Energy Inc.	4.223%	6/15/48	740	907
	Puget Sound Energy Inc.	3.250%	9/15/49	1,114	1,179
	San Diego Gas & Electric Co.	6.000%	6/1/39	944	1,335
	San Diego Gas & Electric Co.	4.500%	8/15/40	496	618
[1]	San Diego Gas & Electric Co.	3.750%	6/1/47	1,519	1,751
	San Diego Gas & Electric Co.	4.150%	5/15/48	595	728
[1]	San Diego Gas & Electric Co.	4.100%	6/15/49	1,275	1,541
[1]	San Diego Gas & Electric Co.	3.320%	4/15/50	1,130	1,224
	Sempra Energy	3.800%	2/1/38	1,636	1,808
	Sempra Energy	6.000%	10/15/39	1,789	2,486
	Sempra Energy	4.000%	2/1/48	2,175	2,509
	Southern California Edison Co.	6.000%	1/15/34	718	943
[1]	Southern California Edison Co.	5.750%	4/1/35	1,262	1,611
[1]	Southern California Edison Co.	5.350%	7/15/35	1,385	1,720
	Southern California Edison Co.	5.625%	2/1/36	1,484	1,876
[1]	Southern California Edison Co.	5.550%	1/15/37	1,081	1,353
[1]	Southern California Edison Co.	5.950%	2/1/38	783	1,025
	Southern California Edison Co.	6.050%	3/15/39	1,157	1,547
	Southern California Edison Co.	5.500%	3/15/40	1,309	1,651
	Southern California Edison Co.	4.500%	9/1/40	1,336	1,531
	Southern California Edison Co.	4.050%	3/15/42	948	1,038
[1]	Southern California Edison Co.	3.900%	3/15/43	1,313	1,409
	Southern California Edison Co.	4.650%	10/1/43	370	436
[1]	Southern California Edison Co.	3.600%	2/1/45	2,314	2,404
	Southern California Edison Co.	4.000%	4/1/47	2,103	2,348
[1]	Southern California Edison Co.	4.125%	3/1/48	2,173	2,469
[1]	Southern California Edison Co.	4.875%	3/1/49	2,236	2,800
	Southern California Edison Co.	3.650%	2/1/50	2,711	2,912
[1]	Southern California Edison Co.	2.950%	2/1/51	890	852
[1]	Southern California Edison Co.	3.650%	6/1/51	1,200	1,306
	Southern California Gas Co.	5.125%	11/15/40	495	649
	Southern California Gas Co.	3.750%	9/15/42	908	1,023
[1]	Southern California Gas Co.	4.125%	6/1/48	1,028	1,271
[1]	Southern California Gas Co.	4.300%	1/15/49	1,506	1,910
[1]	Southern California Gas Co.	3.950%	2/15/50	880	1,061

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern Co.	4.250%	7/1/36	1,079	1,227
	Southern Co.	4.400%	7/1/46	3,100	3,670
	Southern Co. Gas Capital Corp.	5.875%	3/15/41	1,533	2,117
	Southern Co. Gas Capital Corp.	4.400%	6/1/43	2,607	3,031
	Southern Co. Gas Capital Corp.	3.950%	10/1/46	814	910
	Southern Co. Gas Capital Corp.	4.400%	5/30/47	1,318	1,573
	Southern Power Co.	5.150%	9/15/41	823	1,019
	Southern Power Co.	5.250%	7/15/43	210	266
[1]	Southern Power Co.	4.950%	12/15/46	867	1,073
	Southwest Gas Corp.	3.800%	9/29/46	655	717
	Southwest Gas Corp.	4.150%	6/1/49	955	1,120
	Southwestern Electric Power Co.	6.200%	3/15/40	757	1,071
[1]	Southwestern Electric Power Co.	3.900%	4/1/45	1,424	1,588
[1]	Southwestern Electric Power Co.	3.850%	2/1/48	927	1,031
	Southwestern Electric Power Co.	3.250%	11/1/51	2,000	2,014
	Southwestern Public Service Co.	4.500%	8/15/41	520	640
	Southwestern Public Service Co.	3.400%	8/15/46	1,010	1,107
	Southwestern Public Service Co.	3.700%	8/15/47	998	1,148
[1]	Southwestern Public Service Co.	4.400%	11/15/48	685	877
	Southwestern Public Service Co.	3.750%	6/15/49	1,058	1,246
[1]	Southwestern Public Service Co.	3.150%	5/1/50	658	702
	Tampa Electric Co.	4.100%	6/15/42	1,170	1,364
	Tampa Electric Co.	4.350%	5/15/44	250	304
	Tampa Electric Co.	4.300%	6/15/48	804	1,005
	Tampa Electric Co.	4.450%	6/15/49	507	656
	Tampa Electric Co.	3.625%	6/15/50	1,220	1,396
	Tampa Electric Co.	3.450%	3/15/51	1,000	1,115
	Toledo Edison Co.	6.150%	5/15/37	926	1,284
	Tucson Electric Power Co.	4.850%	12/1/48	1,000	1,321
	Tucson Electric Power Co.	4.000%	6/15/50	1,080	1,279
	Union Electric Co.	2.150%	3/15/32	1,293	1,283
	Union Electric Co.	5.300%	8/1/37	398	514
	Union Electric Co.	3.900%	9/15/42	1,870	2,171
	Union Electric Co.	3.650%	4/15/45	1,562	1,796
	Union Electric Co.	4.000%	4/1/48	1,004	1,219
	Union Electric Co.	3.250%	10/1/49	1,800	1,959
	Union Electric Co.	2.625%	3/15/51	335	328
	Veolia Environnement SA	6.750%	6/1/38	772	1,169
[1]	Virginia Electric & Power Co.	6.000%	1/15/36	1,042	1,436
[1]	Virginia Electric & Power Co.	6.000%	5/15/37	1,111	1,538
	Virginia Electric & Power Co.	6.350%	11/30/37	1,463	2,118
	Virginia Electric & Power Co.	8.875%	11/15/38	819	1,470
	Virginia Electric & Power Co.	4.000%	1/15/43	1,654	1,931
[1]	Virginia Electric & Power Co.	4.650%	8/15/43	2,506	3,184
	Virginia Electric & Power Co.	4.450%	2/15/44	954	1,192
[1]	Virginia Electric & Power Co.	4.200%	5/15/45	1,535	1,868
[1]	Virginia Electric & Power Co.	4.000%	11/15/46	943	1,130
[1]	Virginia Electric & Power Co.	3.800%	9/15/47	1,443	1,679
	Virginia Electric & Power Co.	4.600%	12/1/48	1,680	2,201
	Virginia Electric & Power Co.	3.300%	12/1/49	1,165	1,273
	Virginia Electric & Power Co.	2.450%	12/15/50	1,430	1,339
	Virginia Electric & Power Co.	2.950%	11/15/51	1,125	1,154
[1]	Washington Gas Light Co.	3.796%	9/15/46	888	1,035
[1]	Washington Gas Light Co.	3.650%	9/15/49	1,188	1,369
	Wisconsin Electric Power Co.	5.625%	5/15/33	527	683
	Wisconsin Electric Power Co.	5.700%	12/1/36	390	517
	Wisconsin Electric Power Co.	4.300%	10/15/48	1,305	1,655
	Wisconsin Power & Light Co.	6.375%	8/15/37	499	718

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin Power & Light Co.	3.650%	4/1/50	1,930	2,242
	Wisconsin Public Service Corp.	3.671%	12/1/42	969	1,100
	Wisconsin Public Service Corp.	4.752%	11/1/44	1,238	1,612
	Wisconsin Public Service Corp.	3.300%	9/1/49	380	416
	Wisconsin Public Service Corp.	2.850%	12/1/51	500	509
	Xcel Energy Inc.	2.350%	11/15/31	625	629
	Xcel Energy Inc.	6.500%	7/1/36	817	1,160
	Xcel Energy Inc.	3.500%	12/1/49	1,360	1,500
					721,540
Total Corporate Bonds (Cost $6,049,638)					6,076,509
				Shares
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[5]	Vanguard Market Liquidity Fund (Cost $1,354)	0.077%		13,547	1,355
Total Investments (99.5%) (Cost $6,101,083)					6,128,278
Other Assets and Liabilities—Net (0.5%)					31,433
Net Assets (100%)					6,159,711
Cost is in $000.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2021, the aggregate value was $116,010,000, representing 1.9% of net assets.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2021.
4	Securities with a value of $819,000 have been segregated as initial margin for recently closed futures contracts.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability). The fund had no open futures contracts at November 30, 2021.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of November 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	50,414	—	50,414
Corporate Bonds	—	6,076,509	—	6,076,509
Temporary Cash Investments	1,355	—	—	1,355
Total	1,355	6,126,923	—	6,128,278